  MORGAN STANLEY DEAN WITTER                 Miller Anderson & Sherrerd, LLP
  INVESTMENT MANAGEMENT

                                                     2000 Semi-Annual Report

                                                             Value Portfolio
                                                    Mid Cap Growth Portfolio
                                                     Mid Cap Value Portfolio
                                                  Small Cap Growth Portfolio
                                                      Fixed Income Portfolio
                                                        High Yield Portfolio

                                                                  [MAS LOGO]

MAS Funds is pleased to present the Semi-Annual Report for the Portfolios as of March 31, 2000. Please call your Miller Anderson & Sherrerd service representative at 800-354-8185 with any questions regarding these Financial Statements.

TABLE OF CONTENTS

MAS Overview and Statement of Net Assets
   Value Portfolio..........................    1
   Mid Cap Growth Portfolio.................    5
   Mid Cap Value Portfolio..................    8
   Small Cap Growth Portfolio...............   13
   Fixed Income Portfolio...................   17
   High Yield Portfolio.....................   31
Statement of Operations.....................   41
Statement of Changes in Net Assets..........   43
Financial Highlights........................   47
Notes to Financial Statements...............   58

THIS SEMI-ANNUAL REPORT CONTAINS CERTAIN INVESTMENT RETURN INFORMATION. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH EITHER MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
VALUE
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Value Portfolio combines Miller Anderson & Sherrerd's disciplined valuation process with the judgment gained through considerable experience in low P/E investing, emphasizing large capitalization stocks from all market sectors. MAS considers a company's intrinsic worth, projected earnings and other measures to help determine if its current price makes it a strong candidate for value investing. MAS also employs a formal sell discipline. Individual positions are sold when price appreciation or earnings-per-share deterioration raises the current P/E ratio.
                 AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2000*

                                     MAS VALUE
                      ---------------------------------------
                      INSTITUTIONAL#   INVESTMENT<   ADVISER@   S&P 500 INDEX
                      -------------------------------------------------------
SIX MONTHS                  3.12%          3.00%        2.89%       17.51%
ONE YEAR                   (0.08)         (0.20)       (0.37)       17.94
FIVE YEARS                 13.49          13.35        13.27        26.76
TEN YEARS                  14.19          14.12        14.08        18.84

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

# Represents an investment in the Institutional Class.

< Represents an investment in the Investment Class which commenced operations
5/6/96. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

@ Represents an investment in the Adviser Class which commenced operations 7/17/96. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class.

Total returns for the Investment Class of the Portfolio reflect expenses reimbursed by the Adviser for certain periods. Without such reimbursements, total returns would have been lower.

* Total returns are compared to the S&P 500 Index, an unmanaged market index. Returns for periods less than one year are cumulative.
STATEMENT OF NET ASSETS
COMMON STOCKS (98.7%)

-----------------------------------------------------
                                             VALUE
        MARCH 31, 2000           SHARES      (000)!
-----------------------------------------------------
BANKS (12.8%)
Bank of America Corp.             302,200  $   15,847
Bank One Corp.                    273,900       9,415
Chase Manhattan Corp.             408,306      35,599
First Union Corp.                 179,613       6,691
FleetBoston Financial Corp.       423,958      15,474
PNC Bank Corp.                    364,200      16,412
Washington Mutual, Inc.           870,300      23,063
-----------------------------------------------------
GROUP TOTAL                                   122,501
-----------------------------------------------------
BASIC RESOURCES (5.9%)
Engelhard Corp.                   685,300      10,365
IMC Global, Inc.                  539,994       7,931
International Paper Co.           102,600       4,386
Lubrizol Corp.                    531,500      15,314
Solutia, Inc.                     436,600       5,839
* W.R. Grace & Co.                599,700       7,609
Weyerhaeuser Co.                   80,100       4,566
-----------------------------------------------------
GROUP TOTAL                                    56,010
-----------------------------------------------------
CONSUMER DURABLES (12.2%)
Black & Decker Corp.              173,600       6,521
Dana Corp.                        353,251       9,957
Ford Motor Co.                    487,630      22,400
General Motors Corp.              400,309      33,151
Owens Corning                   1,182,341      22,908
Whirlpool Corp.                   369,700      21,674
-----------------------------------------------------
GROUP TOTAL                                   116,611
-----------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

VALUE
PORTFOLIO (UNAUDITED)

                                             VALUE
(CONT'D)                         SHARES      (000)!
-----------------------------------------------------
CREDIT & FINANCE/
INVESTMENT COMPANIES (3.0%)
Associates First Capital Corp.    219,000  $    4,695
Citigroup, Inc.                   169,800      10,071
Federal Home Loan Mortgage
  Corp.                           102,000       4,507
Federal National Mortgage
  Association                      80,900       4,566
Household International, Inc.     133,000       4,962
-----------------------------------------------------
GROUP TOTAL                                    28,801
-----------------------------------------------------
ENERGY (2.7%)
Tosco Corp.                       139,100       4,234
Ultramar Diamond Shamrock
  Corp.                           462,790      11,743
USX-Marathon Group, Inc.          392,500      10,230
-----------------------------------------------------
GROUP TOTAL                                    26,207
-----------------------------------------------------
FOOD, TOBACCO & OTHER (2.2%)
IBP, Inc.                         249,103       3,923
Nabisco Group Holdings Corp.      666,290       7,996
Universal Foods Corp.             432,794       9,251
-----------------------------------------------------
GROUP TOTAL                                    21,170
-----------------------------------------------------
HEALTH CARE (12.7%)
Aetna, Inc.                       154,200       8,587
Beckman Coulter, Inc.             223,299      14,333
Columbia/HCA Healthcare Corp.     268,561       6,798
* Foundation Health Systems,
  Inc., Class A                 1,741,284      13,930
* HEALTHSOUTH Corp.             6,052,400      33,667
*@ LifePoint Hospitals, Inc.            1          --
Tenet Healthcare Corp.          1,283,100      29,511
*@ Triad Hospitals, Inc.                1          --
United HealthCare Corp.           162,000       9,659
* Wellpoint Health Networks,
  Inc.                             68,400       4,780
-----------------------------------------------------
GROUP TOTAL                                   121,265
-----------------------------------------------------

                                             VALUE
                                 SHARES      (000)!
-----------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (17.0%)
* AMR Corp.                       320,380  $   10,212
Burlington Northern Santa Fe,
  Inc.                            173,900       3,847
CNF Transportation, Inc.          279,700       7,762
Cooper Industries, Inc.           423,000      14,805
Cummins Engine Co., Inc.          565,586      21,245
Delta Air Lines, Inc.             378,400      20,150
Eaton Corp.                       190,102      14,828
* FMC Corp.                       199,065      11,247
Honeywell International, Inc.     178,800       9,420
* Navistar International Corp.    203,500       8,165
Parker-Hannifin Corp.             353,037      14,585
Tecumseh Products Co., Class A    260,676      11,470
TRW, Inc.                         157,618       9,221
Waste Management, Inc.            389,200       5,327
-----------------------------------------------------
GROUP TOTAL                                   162,284
-----------------------------------------------------
INSURANCE (6.0%)
Ace Ltd.                          532,600      12,184
Allstate Corp.                    379,640       9,040
American General Corp.            102,755       5,767
Everest Reinsurance Holdings,
  Inc.                            250,091       8,159
Hartford Financial Services
  Group, Inc.                     224,606      11,848
ReliaStar Financial Corp.         316,580      10,724
-----------------------------------------------------
GROUP TOTAL                                    57,722
-----------------------------------------------------
RESTAURANTS (0.9%)
* Tricon Global Restaurants,
  Inc.                            275,200       8,548
-----------------------------------------------------
RETAIL (6.4%)
* Jones Apparel Group, Inc.       182,400       5,814
Liz Claiborne, Inc.               784,600      35,944
* Toys 'R' Us, Inc.               524,851       7,774
V.F. Corp.                        489,006      11,767
-----------------------------------------------------
GROUP TOTAL                                    61,299
-----------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                             VALUE
                                 SHARES      (000)!
-----------------------------------------------------
TECHNOLOGY (10.2%)
* Arrow Electronics, Inc.         518,700  $   18,284
Avnet, Inc.                       223,500      14,081
First Data Corp.                  492,200      21,780
International Business
  Machines Corp.                   52,788       6,229
* Quantum Corp.-DLT & Storage
  Systems                       1,884,600      22,498
Sabre Group Holdings, Inc.        231,481       8,550
Xerox Corp.                       223,400       5,808
-----------------------------------------------------
GROUP TOTAL                                    97,230
-----------------------------------------------------
UTILITIES (6.7%)
Bell Atlantic Corp.               286,100      17,488
Coastal Corp.                     158,800       7,305
Duke Energy Corp.                  71,022       3,729
GTE Corp.                         161,900      11,495
SBC Communications, Inc.          575,200      24,158
-----------------------------------------------------
GROUP TOTAL                                    64,175
-----------------------------------------------------
TOTAL COMMON STOCKS (Cost $933,313)           943,823
-----------------------------------------------------
CASH EQUIVALENT (1.6%)
-----------------------------------------------------
                                     FACE
                                   AMOUNT
                                    (000)
                                ---------
REPURCHASE AGREEMENT (1.6%)
Chase Securities, Inc., 6.05%,
  dated 3/31/00, due 4/3/00,
  to be repurchased at
  $14,719, collateralized by
  various U.S. Government
  Obligations, due
  4/3/00-11/15/02, valued at
  $14,859 (Cost $14,712)        $  14,712      14,712
-----------------------------------------------------
TOTAL INVESTMENTS (100.3%) (Cost
  $948,025)                                   958,535
-----------------------------------------------------

-----------------------------------------------------
                                             VALUE
                                             (000)!
                                           ----------
OTHER ASSETS AND LIABILITIES (-0.3%)
Dividends Receivable                       $    1,193
Interest Receivable                                 2
Receivable for Investments Sold                18,919
Receivable for Fund Shares Sold                 2,876
Investments Held as Collateral for Loaned
  Securities                                   25,692
Other Assets                                      234
Payable for Investments Purchased             (10,006)
Payable for Fund Shares Redeemed              (13,963)
Payable for Investment Advisory Fees           (1,207)
Payable for Administrative Fees                   (60)
Payable for Distribution Fees-Adviser
  Class                                           (39)
Payable for Shareholder Servicing
  Fees-Investment Class                            (2)
Payable for Trustees' Deferred
  Compensation Plan-Note F                       (211)
Collateral on Securities Loaned, at Value     (25,692)
Other Liabilities                                (171)
                                           ----------
                                               (2,435)
-----------------------------------------------------
NET ASSETS (100%)                          $  956,100
-----------------------------------------------------
INSTITUTIONAL CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 60,972,368 outstanding
  shares of beneficial interest
  (unlimited authorization, no par value)  $  741,992
-----------------------------------------------------
NET ASSET VALUE PER SHARE                  $    12.17
-----------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

VALUE
PORTFOLIO (UNAUDITED)

                                             VALUE
(CONT'D)                                     (000)!
-----------------------------------------------------
INVESTMENT CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 599,393 outstanding
  shares of beneficial interest
  (unlimited authorization, no par value)  $    7,289
-----------------------------------------------------
NET ASSET VALUE PER SHARE                  $    12.16
-----------------------------------------------------
ADVISER CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 17,027,876 outstanding
  shares of beneficial interest
  (unlimited authorization, no par value)  $  206,819
-----------------------------------------------------
NET ASSET VALUE PER SHARE                  $    12.15
-----------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                            $1,056,765
Undistributed Net Investment Income
  (Loss)                                        3,505
Undistributed Realized Net Gain (Loss)       (114,680)
Unrealized Appreciation (Depreciation) on
  Investment Securities                        10,510
-----------------------------------------------------
NET ASSETS                                 $  956,100
-----------------------------------------------------

!    See Note A1 to Financial Statements.
*    Non-income producing security
@    Value is less than $500.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MID CAP GROWTH
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
----------------------------------------------------------
The Mid Cap Growth Portfolio invests in the common stock of small- and medium-sized companies with superior long-term earnings-growth potential and rising earnings estimates. MAS's four-part process combines quantitative, fundamental, and valuation analysis with a strict sell discipline. A quantitative screen sorts the stocks in each sector based on estimate revisions. MAS then conducts fundamental research on purchase candidates, seeking strong sales growth, rising profit margins, and high returns on capital. Qualitative measures, including management quality and strategic positioning, are also reviewed. This fundamental analysis is coupled with valuation analysis to weed out the most overvalued securities. Holdings are sold when our fundamental research uncovers unfavorable trends, when their valuations exceed the level that we believe is reasonable given their growth prospects, or when earnings-estimate revisions deteriorate.
                 AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2000*

                              MAS MID CAP GROWTH
                           -------------------------   S&P MIDCAP
                           INSTITUTIONAL#   ADVISER@   400 INDEX
                           --------------------------------------
SIX MONTHS                     57.84%        57.68%      32.05%
ONE YEAR                       79.03         78.70       38.08
FIVE YEARS                     39.81         39.61       24.05
TEN YEARS                      27.51         27.42       19.10

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost. Generally speaking, small and mid-capitalization stock prices experience a greater degree of market volatility than those of large-capitalization companies.

# Represents an investment in the Institutional Class.

@ Represents an investment in the Adviser Class which commenced operations 1/31/97. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class.

* Total returns are compared to the S&P MidCap 400 Index, an unmanaged market index. Returns for periods less than one year are cumulative.
STATEMENT OF NET ASSETS
COMMON STOCKS (89.8%)

-----------------------------------------------------
                                             VALUE
        MARCH 31, 2000           SHARES      (000)!
-----------------------------------------------------
BANKS (0.7%)
* Concord EFS, Inc.               844,000  $   19,359
-----------------------------------------------------
CONSUMER SERVICES (13.1%)
* Acxiom Corp.                    635,500      21,130
* Cablevision Systems Corp.,
  Class A                         363,400      22,077
* Citadel Communications Corp.    566,600      23,903
* Hispanic Broadcasting Corp.     301,800      34,179
* Homestore.com, Inc.             428,900      20,909
* Imax Corp.                       25,300         546
* Lamar Advertising Co.           407,200      18,528
* Liberty Digital, Inc., Class
  A                               496,400      19,111
MGM Grand, Inc.                   685,000      16,440
* MyPoints.com, Inc.              471,000      12,629
* Premier Parks, Inc.             907,200      19,051
Readers Digest Association
  (The), Inc., Class A            724,000      25,611
* Ticketmaster
  Online-CitySearch, Inc.,
  Class B                         725,700      18,188
* TV Guide, Inc.                  627,100      30,140
* Univision Communications,
  Inc., Class A                   309,500      34,973
* VerticalNet, Inc.                26,300       3,577
Young & Rubicam, Inc.             621,100      29,192
-----------------------------------------------------
GROUP TOTAL                                   350,184
-----------------------------------------------------
ENERGY (6.4%)
* BJ Services Co.                 458,800      33,894
Devon Energy Corp.                668,100      32,445
Dynergy, Inc., Class A            442,948      27,795
* Global Marine, Inc.             841,400      21,350
* Nabors Industries, Inc.         751,100      29,152
* Smith International, Inc.       363,600      28,179
-----------------------------------------------------
GROUP TOTAL                                   172,815
-----------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MID CAP GROWTH
PORTFOLIO (UNAUDITED)

                                             VALUE
(CONT'D)                         SHARES      (000)!
-----------------------------------------------------
HEALTH CARE (8.4%)
* Biovail Corp.                   343,800  $   15,235
* Forest Laboratories, Inc.       341,800      28,882
* Health Management
  Associates, Inc.,
  Class A                       2,027,500      28,892
* Lincare Holdings, Inc.        1,047,200      29,714
* MedImmune, Inc.                 277,700      48,354
* Millennium Pharmaceuticals,
  Inc.                            114,000      14,806
* Neoforma.com, Inc.              516,000       8,449
PE Corp.-PE Biosystems Group      241,500      23,305
PerkinElmer, Inc.                 411,500      27,365
-----------------------------------------------------
GROUP TOTAL                                   225,002
-----------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (13.8%)
* Crown Castle International
  Corp.                           800,200      30,308
* Dycom Industries, Inc.          703,950      34,317
* Fiserv, Inc.                    689,587      25,644
* Gilat Satellite Networks
  Ltd.                            166,800      19,557
Grainger (W.W.), Inc.             510,300      27,684
* Jabil Circuit, Inc.             871,300      37,684
* MasTec, Inc.                    189,100      16,830
* Network Solutions, Inc.,
  Class A                         151,800      23,332
* Sanmina Corp.                   576,300      38,936
* SCI Systems, Inc.               775,600      41,737
Southwest Airlines Co.            344,700       7,174
* Titan Corp.                     663,800      33,854
* TMP Worldwide, Inc.             439,700      34,187
-----------------------------------------------------
GROUP TOTAL                                   371,244
-----------------------------------------------------
RETAIL (2.1%)
* eBay, Inc.                       94,400      16,615
Starbucks Corp.                   154,400       6,919
Tiffany & Co.                     380,500      31,819
-----------------------------------------------------
GROUP TOTAL                                    55,353
-----------------------------------------------------
TECHNOLOGY (35.6%)
* ADC Telecommunications, Inc.    526,600      28,371
* Applied Micro Circuits Corp.    333,100      49,986

                                             VALUE
                                 SHARES      (000)!
-----------------------------------------------------
* Atmel Corp.                     641,900  $   33,138
* ATMI, Inc.                      308,200      14,717
* CIENA Corp.                     285,900      36,059
* Digex, Inc.                     145,000      16,086
* Entrust Technologies, Inc.      284,500      24,205
* Exodus Communications, Inc.     465,000      65,332
* Harmonic, Inc.                  256,600      21,362
* Inktomi Corp.                   168,000      32,760
* Intuit, Inc.                    574,400      31,233
* ISS Group, Inc.                 292,300      34,053
* J.D. Edwards & Co.              564,900      18,395
*@ JDS Uniphase Corp.                   2          --
* Lattice Semiconductor Corp.     382,100      25,863
Linear Technology Corp.           337,800      18,579
* Macromedia, Inc.                241,800      21,838
* Maxim Integrated Products,
  Inc.                            807,000      57,347
* Mercury Interactive Corp.       312,800      24,789
* Novellus Systems, Inc.          551,000      30,925
* PMC-Sierra, Inc.                155,800      31,734
* QLogic Corp.                    333,200      45,149
* Rational Software Corp.         413,900      31,663
* RF Micro Devices, Inc.          196,200      26,364
Scientific-Atlanta, Inc.          431,600      27,380
* SDL, Inc.                       186,700      39,744
* Siebel Systems, Inc.            556,900      66,515
* Verio, Inc.                     523,100      23,572
* VERITAS Software Corp.          595,050      77,951
-----------------------------------------------------
GROUP TOTAL                                   955,110
-----------------------------------------------------
UTILITIES (9.7%)
* Flag Telecom Holdings Ltd.      797,200      18,037
* GT Group Telecom, Inc.,
  Class B                         312,100       6,515
IDT Corp.                         237,400       9,852
Intermedia Communications,
  Inc.                            467,300      22,576
* McLeodUSA, Inc., Class A        532,900      45,197
* Microcell
  Telecommunications, Inc.        526,500      23,363
* NEXTLINK Communications,
  Inc., Class A                   363,800      44,998
* Tritel, Inc.                    791,800      30,286

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                             VALUE
                                 SHARES      (000)!
-----------------------------------------------------
* VoiceStream Wireless Corp.      254,853  $   32,828
* Western Wireless Corp.,
  Class A                         598,300      27,410
-----------------------------------------------------
GROUP TOTAL                                   261,062
-----------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,808,243)       2,410,129
-----------------------------------------------------
CASH EQUIVALENT (7.6%)
-----------------------------------------------------
                                  FACE
                                 AMOUNT
                                  (000)
                                ---------
REPURCHASE AGREEMENT (7.6%)
Chase Securities, Inc. 6.05%,
  dated 3/31/00, due 4/3/00,
  to be repurchased at
  $204,133, collateralized by
  various U.S. Government
  Obligations, due
  4/3/00-11/15/02, valued at
  $206,071 (Cost $204,030)      $ 204,030     204,030
-----------------------------------------------------
TOTAL INVESTMENTS (97.4%) (Cost
  $2,012,273)                               2,614,159
-----------------------------------------------------
OTHER ASSETS AND LIABILITIES (2.6%)
Cash                                               19
Dividends Receivable                              105
Interest Receivable                                34
Receivable for Investments Sold               146,707
Receivable for Fund Shares Sold                48,612
Other Assets                                       67
Payable for Investments Purchased            (117,849)
Payable for Fund Shares Redeemed               (5,663)
Payable for Investment Advisory Fees           (2,807)
Payable for Administrative Fees                  (178)
Payable for Distribution Fees-Adviser
  Class                                          (171)
Payable for Trustees' Deferred
  Compensation Plan-Note F                        (51)
Other Liabilities                                 (34)
                                           ----------
                                               68,791
-----------------------------------------------------
NET ASSETS (100%)                          $2,682,950
-----------------------------------------------------

                                             VALUE
                                             (000)!
-----------------------------------------------------
                                ---------
INSTITUTIONAL CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 53,086,424 outstanding
  shares of beneficial interest
  (unlimited
  authorization, no par value)             $1,884,646
-----------------------------------------------------
NET ASSET VALUE PER SHARE                  $    35.50
-----------------------------------------------------
ADVISER CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 22,688,129 outstanding
  shares of beneficial interest
  (unlimited
  authorization, no par value)             $  798,304
-----------------------------------------------------
NET ASSET VALUE PER SHARE                  $    35.19
-----------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                            $1,845,384
Undistributed Net Investment Income
  (Loss)                                       (2,050)
Undistributed Realized Net Gain (Loss)        237,730
Unrealized Appreciation (Depreciation) on
  Investment Securities                       601,886
-----------------------------------------------------
NET ASSETS                                 $2,682,950
-----------------------------------------------------

!    See Note A1 to Financial Statements.
*    Non-income producing security
@    Value is less than $500.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MID CAP VALUE
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Mid Cap Value Portfolio applies Miller Anderson & Sherrerd's value investing strategy to medium-sized companies, combining MAS's disciplined valuation process with the judgment gained through considerable experience in low P/E investing. The Portfolio generally keeps sector weights within 5 percentage points of the sector weights of the S&P Mid-Cap 400 Index, with strategic over-and underweightings assigned to different economic sectors and industries.
                 AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2000*

                                  MAS MID CAP VALUE
                       ---------------------------------------    S&P MIDCAP
                       INSTITUTIONAL#   INVESTMENT<   ADVISER@     400 INDEX
                       -------------------------------------------------------
SIX MONTHS                 23.79%          23.71%      23.65%        32.05%
ONE YEAR                   35.91           35.72       35.55         38.08
FIVE YEARS                 29.04           28.87       28.94         24.05
SINCE INCEPTION            29.97           29.82       29.88         24.64

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost. Generally speaking, small and mid-capitalization stock prices experience a greater degree of market volatility than those of large-capitalization companies.

# Represents an investment in the Institutional Class.

< Represents an investment in the Investment Class which commenced operations
5/10/96. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

@ Represents an investment in the Adviser Class which commenced operations 07/17/98. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class. It is expected that, over time, returns for the Adviser Class will be lower than for the other classes due to the higher expenses charged.

Total returns for the Institutional and Investment Classes of the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

* The Mid Cap Value Portfolio commenced operations on 12/30/94. Total returns are compared to the S&P MidCap 400 Index, an unmanaged market index. Returns for periods less than one year are cumulative.
STATEMENT OF NET ASSETS
COMMON STOCKS (92.0%)

----------------------------------------------------
                                            VALUE
        MARCH 31, 2000           SHARES     (000)!
----------------------------------------------------
BANKS (4.5%)
@ AmSouth Bancorp.                     1  $       --
Charter One Financial, Inc.      179,760       3,775
* Checkfree Holdings Corp.        85,700       6,042
Comerica, Inc.                   126,100       5,280
* Concord EFS, Inc.              332,000       7,615
Dime Bancorp, Inc.               150,800       2,790
First Security Corp.             394,800       4,738
GreenPoint Financial Corp.        42,200         828
Hibernia Corp., Class A          125,300       1,316
KeyCorp.                          93,100       1,769
Marshall & Ilsley Corp.           53,400       3,084
Mellon Financial Corp.           297,000       8,761
Mercantile Bankshares Corp.      119,384       3,649
SouthTrust Corp.                 100,900       2,567
UnionBanCal Corp.                141,000       3,886
----------------------------------------------------
GROUP TOTAL                                   56,100
----------------------------------------------------
BASIC RESOURCES (2.3%)
AK Steel Holding Corp.           325,600       3,378
American National Can Group,
  Inc.                           387,700       5,088
Consolidated Papers, Inc.         73,800       2,837
* Cytec Industries, Inc.          34,300       1,050
* Freeport-McMoRan Copper &
  Gold, Inc.                     171,800       2,072
* Gaylord Container Corp.,
  Class A                        526,000       3,353
Georgia-Pacific Corp. (Timber
  Group)                          64,900       1,663
Lubrizol Corp.                    81,200       2,340
* W.R. Grace & Co.               363,800       4,616
Willamette Industries, Inc.       36,900       1,481
----------------------------------------------------
GROUP TOTAL                                   27,878
----------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------


                                            VALUE
                                 SHARES     (000)!
----------------------------------------------------
CONSUMER DURABLES (1.7%)
* Lear Corp.                     253,600  $    7,132
Southdown, Inc.                   14,100         832
* Tower Automotive, Inc.         806,400      13,205
----------------------------------------------------
GROUP TOTAL                                   21,169
----------------------------------------------------
CONSUMER SERVICES (9.2%)
* ACNielsen Corp.                155,600       3,501
Adelphia Communications Corp.     30,000       1,470
* Bally Total Fitness Holding
  Corp.                          608,600      14,911
Charter Communications, Inc.     300,500       4,305
* Comcast Corp., Class A
  Special                        157,640       6,838
* Cumulus Media, Inc., Class A   162,800       2,340
* Electronic Arts, Inc.          111,000       7,902
H&R Block, Inc.                   71,600       3,204
* Hispanic Broadcasting Corp.     80,600       9,128
Readers Digest Association
  (The), Inc., Class A           194,800       6,891
Royal Carribean Cruises Ltd.      59,100       1,655
* Snyder Communications, Inc.    479,500      10,789
* 24/7 Media, Inc.                73,600       2,907
* Univision Communications,
  Inc.,
  Class A                        109,100      12,328
* Valassis Communications, Inc.  763,250      25,426
----------------------------------------------------
GROUP TOTAL                                  113,595
----------------------------------------------------
CREDIT & FINANCE/ INVESTMENT COMPANIES
  (2.4%)
* E*TRADE Group, Inc.            451,200      13,592
FINOVA Group, Inc.                68,100       1,145
Heller Financial, Inc.           186,500       4,313
S1 Corp.                         127,200      10,899
----------------------------------------------------
GROUP TOTAL                                   29,949
----------------------------------------------------
ENERGY (8.6%)
Apache Corp.                      58,800       2,925
Burlington Resources, Inc.        38,800       1,436
* Cooper Cameron Corp.            29,200       1,953


                                            VALUE
                                 SHARES     (000)!
----------------------------------------------------
Dynergy, Inc., Class A            14,500  $      910
ENSCO International, Inc.         19,700         712
* Global Marine, Inc.            658,900      16,720
* Nabors Industries, Inc.        680,000      26,392
* Noble Drilling Corp.           395,100      16,372
* Ocean Energy, Inc.             275,560       3,961
* Precision Drilling Corp.       210,600       7,029
* Rowan Cos., Inc.               159,300       4,689
* Smith International, Inc.       35,600       2,759
Tosco Corp.                      321,900       9,798
Transocean Offshore, Inc.        154,200       7,912
Union Pacific Resources Group,
  Inc.                           210,600       3,054
----------------------------------------------------
GROUP TOTAL                                  106,622
----------------------------------------------------
FOOD, TOBACCO & OTHER (1.1%)
Earthgrains Co.                  202,200       3,008
* Fresh Del Monte Produce, Inc.  427,100       3,630
IBP, Inc.                        189,200       2,980
Quaker Oats Co.                   58,800       3,565
----------------------------------------------------
GROUP TOTAL                                   13,183
----------------------------------------------------
HEALTH CARE (7.3%)
Alpharma Inc., Class A           157,300       5,781
* AmeriSource Health Corp.,
  Class A                         95,100       1,427
Celgene Corp.                     84,300       8,393
Cell Pathways, Inc.               73,400       2,523
Cephalon, Inc.                    61,700       2,314
* Forest Laboratories, Inc.       46,000       3,887
* Foundation Health Systems,
  Inc., Class A                  255,700       2,046
* Gilead Sciences, Inc.           97,900       6,204
* Health Management Associates,
  Inc., Class A                  318,700       4,541
ICN Pharmaceuticals, Inc.        142,900       3,894
* Idec Pharmaceuticals Corp.      20,000       1,965
* King Pharmaceuticals, Inc.     103,800       3,270
* Lincare Holdings, Inc.         148,300       4,208
* MedImmune, Inc.                 18,600       3,239
* MGI Pharma, Inc.                80,800       3,257

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MID CAP VALUE
PORTFOLIO (UNAUDITED)


                                            VALUE
(CONT'D)                         SHARES     (000)!
----------------------------------------------------
* Millennium Pharmaceuticals,
  Inc.                            22,100  $    2,870
* Oxford Health Plans, Inc.      163,500       2,493
* Sybron International Corp.     414,400      12,018
Tenet Healthcare Corp.           270,500       6,221
Teva Pharmaceutical Industries
  Ltd. ADR                       148,400       5,537
United HealthCare Corp.           71,700       4,275
----------------------------------------------------
GROUP TOTAL                                   90,363
----------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (10.0%)
* Atlas Air, Inc.                119,700       3,277
AVT Corp.                        173,400       2,048
Canadian National Railway Co.    138,200       3,688
Caterpillar, Inc.                197,300       7,781
* Circle.com                     143,250       1,182
CNF Transportation, Inc.          77,600       2,153
CNH Global N.V.                   63,400         626
COMSAT Corp.                      17,594         363
Dover Corp.                      379,700      18,178
* Fiserv, Inc.                   221,500       8,237
General Dynamics Corp.            91,000       4,527
ITT Industries, Inc.             145,300       4,513
Lafarge Corp.                     18,100         430
* Litton Industries, Inc.        219,800       9,712
Martin Marietta Materials, Inc.  246,400      11,704
* MasTec, Inc.                    93,200       8,295
* Modis Professional Services,
  Inc.                            96,400       1,193
* Navistar International Corp.    92,500       3,712
Parker-Hannifin Corp.            181,100       7,483
* Primus Knowledge Solutions,
  Inc.                             8,100         697
* Republic Services, Inc.,
  Class A                        382,100       4,179
* SCI Systems, Inc.              182,600       9,826
Southwest Airlines Co.           228,625       4,758
Stewart & Stevenson Services,
  Inc.                             3,700          42
Teekay Shipping Corp.             43,600       1,202
* United Rentals, Inc.           190,300       3,283
----------------------------------------------------
GROUP TOTAL                                  123,089
----------------------------------------------------


                                            VALUE
                                 SHARES     (000)!
----------------------------------------------------
INSURANCE (2.8%)
Ace Ltd.                         197,000  $    4,506
Allmerica Financial Corp.         79,600       4,060
Ambac Financial Group, Inc.      141,400       7,123
* John Hancock Financial
  Services, Inc.                 620,000      11,199
ReliaStar Financial Corp.        248,800       8,428
----------------------------------------------------
GROUP TOTAL                                   35,316
----------------------------------------------------
RETAIL (3.1%)
* Ann Taylor Stores, Inc.        134,600       3,096
* barnesandnoble.com, Inc.         6,900          65
* BJ's Wholesale Club, Inc.      149,600       5,778
* Brinker International, Inc.    121,900       3,619
Family Dollar Stores, Inc.       111,600       2,323
* Jones Apparel Group, Inc.      129,200       4,118
* Kroger Co.                     392,700       6,897
* Lands' End, Inc.                65,600       4,034
* ShopKo Stores, Inc.             77,600       1,377
* Sunglass Hut International,
  Inc.                           908,900       7,101
----------------------------------------------------
GROUP TOTAL                                   38,408
----------------------------------------------------
TECHNOLOGY (31.5%)
Active Software, Inc.             48,000       3,053
Adobe Systems, Inc.               96,300      10,719
Affiliated Computer Services,
  Inc.                           191,000       7,258
Allaire Corp.                     99,200       7,502
Alteon Websystems, Inc.           36,300       2,977
* Altera Corp.                    70,500       6,292
* Amdocs Ltd.                     89,700       6,610
Antec Corp.                       24,700       1,107
Atmel Corp.                       60,800       3,139
* BackWeb Technologies Ltd.       36,200       1,244
Celestica, Inc.                   48,900       2,595
* Clarus Corp.                    66,200       4,675
* Complete Business Solutions,
  Inc.                           126,000       2,819
* Corel Corp.                     60,200         613
* Diamond Technology Partners,
  Inc.                            86,000       5,654
* Digital Microwave Corp.        396,700      13,438

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------


                                            VALUE
                                 SHARES     (000)!
----------------------------------------------------
* Documentum, Inc.                78,000  $    6,084
* Electronics for Imaging, Inc.  120,700       7,242
* Entrust Technologies, Inc.      58,100       4,943
* Extreme Networks, Inc.         183,300      14,480
* Fairchild Semiconductor
  Corp., Class A                 507,700      18,531
* Flextronics International
  Ltd.                            75,300       5,304
* Informix Corp.                 205,800       3,486
* Integrated Device Technology,
  Inc.                           363,700      14,412
* Interwave Communications
  International Ltd.              24,300         732
* J.D. Edwards & Co.              43,000       1,400
* Lattice Semiconductor Corp.     50,700       3,432
Leading Brands, Inc.             201,000       7,588
* Legato Systems, Inc.           184,400       8,229
* LSI Logic Corp.                 41,000       2,978
* M-Systems Flash Disk Pioneers
  Ltd.                            98,900       5,242
* MarchFirst, Inc.               221,008       7,887
* Microchip Technology, Inc.     101,200       6,654
* National Semiconductor Corp.   350,100      21,225
* Network Associates, Inc.       290,400       9,365
* New Era of Networks, Inc.       34,600       1,358
* NOVA Corp.                     168,700       4,913
* Novellus Systems, Inc.         157,800       8,857
* Nvidia Corp.                    22,000       1,859
* Pinnacle Systems, Inc.         303,000      10,075
* Powerwave Technologies, Inc.    15,900       1,988
* PSINet, Inc.                   255,200       8,681
* Quantum Corp.-DLT & Storage
  Systems                        279,100       3,332
* Rational Software Corp.        123,800       9,471
* SanDisk Corp.                  246,600      30,208
* Seagate Technology, Inc.       660,400      39,789
* Siebel Systems, Inc.            86,400      10,319
* Silicon Laboratories, Inc.       6,000         531
* Solectron Corp.                127,500       5,108
* St. Assembly Test Services
  Ltd.                            19,800         960


                                            VALUE
                                 SHARES     (000)!
----------------------------------------------------
* SunGard Data Systems, Inc.     165,700  $    6,255
* TSI International Software
  Ltd.                            42,800       3,555
* Universal Access, Inc.          53,200       1,782
* Usinternetworking, Inc.         88,950       3,447
* Viasystems Group, Inc.         532,500       8,254
----------------------------------------------------
GROUP TOTAL                                  389,651
----------------------------------------------------
UTILITIES (7.5%)
Adelphia Business Solutions,
  Inc.                           215,800      13,299
Allegheny Energy, Inc.            87,700       2,417
Black Hills Corp.                 45,450       1,003
Calpine Corp.                    104,500       9,823
CMS Energy Corp.                  32,600         591
Coastal Corp.                     81,600       3,754
Columbia Energy Group             98,700       5,848
* Dobson Communications Corp.    391,000       8,993
Energy East Corp.                154,400       3,059
* Flag Telecom Holdings Ltd.      41,200         932
Florida Progress Corp.            71,600       3,285
IPALCO Enterprises, Inc.          66,800       1,302
* ITXC Corp.                      79,400       3,737
MCN Energy Group, Inc.            27,100         677
* McLeodUSA, Inc., Class A        97,100       8,235
New Century Energies, Inc.        26,200         788
PECO Energy Co.                   69,000       2,544
Pinnacle West Capital Corp.       60,300       1,700
Potomac Electric Power Co.       371,700       8,410
PPL Corp.                        113,400       2,374
Public Service Enterprise
  Group, Inc.                     79,000       2,340
Texas Utilities Co.              139,600       4,144
* Western Wireless Corp., Class
  A                               67,600       3,097
----------------------------------------------------
GROUP TOTAL                                   92,352
----------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,031,392)      1,137,675
----------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MID CAP VALUE
PORTFOLIO (UNAUDITED)

                                  FACE
                                 AMOUNT     VALUE
(CONT'D)                          (000)     (000)!
----------------------------------------------------
CASH EQUIVALENT (6.6%)
----------------------------------------------------
REPURCHASE AGREEMENT (6.6%)
Chase Securities, Inc. 6.05%,
  dated 3/31/00, due 4/3/00, to
  be repurchased at $81,286,
  collateralized by various
  U.S. Government Obligations,
  due 4/3/00-11/15/02, valued
  at $82,058 (Cost $81,245)      $81,245  $   81,245
----------------------------------------------------
TOTAL INVESTMENTS (98.6%) (Cost
  $1,112,637)                              1,218,920
----------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.4%)
Dividends Receivable                             365
Interest Receivable                               14
Receivable for Investments Sold               48,186
Receivable for Fund Shares Sold                2,978
Other Assets                                      42
Payable to Custodian                              (3)
Payable for Investments Purchased            (21,950)
Payable for Fund Shares Redeemed              (9,524)
Payable for Investment Advisory Fees          (2,062)
Payable for Administrative Fees                  (80)
Payable for Shareholder Servicing
  Fees-Investment Class                           (3)
Payable for Distribution Fees-Adviser
  Class                                          (14)
Payable for Trustees' Deferred
  Compensation Plan-Note F                       (29)
Other Liabilities                                (34)
                                          ----------
                                              17,886
----------------------------------------------------
NET ASSETS (100%)                         $1,236,806
----------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------
NET ASSETS
Applicable to 47,761,750 outstanding
  shares of beneficial interest
  (unlimited authorization, no par
  value)                                  $1,144,505
----------------------------------------------------
NET ASSET VALUE PER SHARE                 $    23.96
----------------------------------------------------

                                               VALUE
                                              (000)!
----------------------------------------------------
INVESTMENT CLASS
----------------------------------------------------
NET ASSETS
Applicable to 950,088 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)            $   22,700
----------------------------------------------------
NET ASSET VALUE PER SHARE                 $    23.89
----------------------------------------------------
ADVISER CLASS
----------------------------------------------------
NET ASSETS
Applicable to 2,905,708 outstanding
  shares of beneficial interest
  (unlimited authorization, no par
  value)                                  $   69,601
----------------------------------------------------
NET ASSET VALUE PER SHARE                 $    23.95
----------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                           $1,037,519
Undistributed Net Investment Income
  (Loss)                                       1,059
Undistributed Realized Net Gain (Loss)        91,945
Unrealized Appreciation (Depreciation)
  on Investment Securities                   106,283
----------------------------------------------------
NET ASSETS                                $1,236,806
----------------------------------------------------

!    See Note A1 to Financial Statements.
*    Non-income producing security
@    Value is less than $500.
ADR  American Depositary Receipt

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SMALL CAP GROWTH
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Small Cap Growth Portfolio invests in the common stock of small-sized companies with superior long-term earnings-growth potential and rising earnings estimates. MAS's four-part process combines quantitative, fundamental, and valuation analysis with a strict sell discipline. A quantitative screen sorts the stocks in each sector based on estimate revisions. MAS then conducts fundamental research on purchase candidates, seeking strong sales growth, rising profit margins, and high returns on capital. Qualitative measures, including management quality and strategic positioning, are also reviewed. This fundamental analysis is coupled with valuation analysis to weed out the most overvalued securities. Holdings are sold when our fundamental research uncovers unfavorable trends, when their valuations exceed the level that we believe is reasonable given their growth prospects, or when earnings-estimate revisions deteriorate.
                 AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2000*

                          MAS SMALL    RUSSELL 2000
                          CAP GROWTH      INDEX
                          -------------------------
SIX MONTHS                   91.13%        26.84%
ONE YEAR                    203.48         37.29
SINCE INCEPTION             182.75         11.29

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost. Generally speaking, small-capitalization stock prices experience a greater degree of market volatility than those of large-capitalization companies.

Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

* The Small Cap Growth Portfolio commenced operations on 6/30/98. Total returns are compared to the Russell 2000 Index, an unmanaged market index. Returns for periods less than one year are cumulative. The Portfolio's total return reflects, among other things, the use of short-term trading techniques, including close-in-time purchases and sales of initial public offerings, as the Adviser responded to market conditions in existence at that time. There can be no assurance that these market conditions will continue or re-occur, nor can the Adviser guarantee continued access to and use of profitable short-term trading techniques.
STATEMENT OF NET ASSETS
COMMON STOCKS (96.5%)

----------------------------------------------------
                                             VALUE
        MARCH 31, 2000            SHARES     (000)!
----------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (1.3%)
* Beringer Wine Estates
  Holdings, Inc., Class B          181,800  $  6,522
----------------------------------------------------
CONSUMER DURABLES (1.1%)
* Monaco Coach Corp.               291,400     5,536
----------------------------------------------------
CONSUMER SERVICES (12.4%)
Asia Satellite
  Telecommunications Holdings
  Ltd. ADR                         129,800     5,249
* Citadel Communications Corp.     103,700     4,375
* Imax Corp.                       189,300     4,082
* Information Holdings, Inc.        81,700     2,558
* Internet Pictures Corp.          103,800     3,523
* L90, Inc.                        199,400     3,789
* Lightspan Partnership, Inc.      224,400     3,983
* MyPoints.com, Inc.                99,700     2,673
* Radio One, Inc., Class A          90,800     6,049
* Regent Communications, Inc.      380,600     4,710
* TCI Satellite Entertainment,
  Inc., Class A                    300,600     5,749
* Ticketmaster
  Online-CitySearch, Inc.,
  Class B                          122,000     3,058
True North Communications, Inc.    107,000     4,206
* ValueVision International,
  Inc., Class A                     88,100     3,645
* VerticalNet, Inc.                 20,000     2,720
----------------------------------------------------
GROUP TOTAL                                   60,369
----------------------------------------------------
ENERGY (4.5%)
* Grey Wolf, Inc.                1,231,500     4,849
* Rowan Cos., Inc.                 187,900     5,531
* Smith International, Inc.         72,900     5,650
* Spinnaker Exploration Co.        250,700     5,704
----------------------------------------------------
GROUP TOTAL                                   21,734
----------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SMALL CAP GROWTH
PORTFOLIO (UNAUDITED)

                                             VALUE
(CONT'D)                          SHARES     (000)!
----------------------------------------------------
FINANCIAL SERVICES (2.7%)
Annuity & Life RE Holdings Ltd.     89,200  $  2,319
* CompuCredit Corp.                139,400     5,045
Medallion Financial Corp.          128,400     2,159
National Commerce Bancorp          187,000     3,459
----------------------------------------------------
GROUP TOTAL                                   12,982
----------------------------------------------------
FOOD, TOBACCO & OTHER (1.1%)
* Hain Food Group, Inc.            182,100     5,156
----------------------------------------------------
HEALTH CARE (8.8%)
* Biovail Corp.                     45,500     2,016
* ImClone Systems, Inc.             77,100     5,927
* LifePoint Hospitals, Inc.        253,700     4,218
* Lincare Holdings, Inc.           138,900     3,941
* Maxim Pharmaceuticals, Inc.       79,600     3,736
* PolyMedica Corp.                 133,000     7,814
* Quest Diagnostics, Inc.          108,600     4,317
* SciQuest.com, Inc.                70,400     1,813
* Sequenom, Inc.                    75,100     2,957
* Titan Pharmaceuticals, Inc.      194,400     6,051
----------------------------------------------------
GROUP TOTAL                                   42,790
----------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (20.1%)
* ACT Manufacturing, Inc.           61,400     3,435
* American Superconductor Corp.    123,000     5,473
* Benchmark Electronics, Inc.      105,500     3,904
CNF Transportation, Inc.           173,700     4,820
* Copart, Inc.                     224,000     3,920
* Dycom Industries, Inc.           128,900     6,284
* Exactis.com, Inc.                208,800     4,594
* Gilat Satellite Networks Ltd.     34,200     4,010
* Heidrick & Struggles, Inc.        27,700     1,111
* Insituform Technologies,
  Inc., Class A                    191,400     5,862
* MasTec, Inc.                      83,500     7,431
* PartsBase.com, Inc.               92,300       860
* Perot Systems Corp.               52,900     1,065

                                             VALUE
                                  SHARES     (000)!
----------------------------------------------------
* Plexus Corp.                      45,800  $  3,051
* ProsoftTraining.com              364,900     8,233
* SBA Communications Corp.         113,300     4,985
* Titan Corp.                      146,500     7,471
* United Rentals, Inc.             370,300     6,388
* Valence Technology, Inc.         154,700     3,645
* ViaSat, Inc.                     155,900    11,225
----------------------------------------------------
GROUP TOTAL                                   97,767
----------------------------------------------------
RETAIL (2.5%)
* Too, Inc.                        219,200     6,918
* Ultimate Electronics, Inc.       230,900     5,051
----------------------------------------------------
GROUP TOTAL                                   11,969
----------------------------------------------------
TECHNOLOGY (32.4%)
* Adaptive Broadband Corp.          86,500     4,628
* Advanced Fibre
  Communications, Inc.              64,200     4,024
* Agile Software Corp.              86,000     5,375
* Alpha Industries, Inc.            40,200     3,819
* Anaren Microwave, Inc.            20,400     1,956
* BroadVision, Inc.                 63,200     2,836
* Burr-Brown Corp.                  92,850     5,049
* Coherent, Inc.                    61,400     3,193
* CommScope, Inc.                  127,500     5,817
* Concentric Network Corp.          86,700     4,768
* Cymer, Inc.                       94,900     4,745
* Digimarc Corp.                    81,400     3,582
* Ditech Communications Corp.       48,100     5,102
* Exar Corp.                        60,900     4,358
* Firepond, Inc.                    70,100     2,870
* ForSoft Ltd.                     181,500     2,428
* Globix Corp.                      82,300     3,138
* Harbinger Corp.                  192,900     5,618
* Harmonic, Inc.                    44,100     3,671
* Interleaf, Inc.                   45,700     2,148
* Interwave Communications
  International Ltd.               111,500     3,359
* Lam Research Corp.                80,400     3,623

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                             VALUE
                                  SHARES     (000)!
----------------------------------------------------
* Macromedia, Inc.                  58,300  $  5,265
* Macrovision Corp.                 90,700     7,811
* Mercury Interactive Corp.         59,000     4,676
* MRV Communications, Inc.          33,600     3,079
* Network Peripherals, Inc.         69,200     2,457
* New Era of Networks, Inc.         68,300     2,681
* Orbotech Ltd.                     37,850     3,217
* Photon Dynamics, Inc.             69,600     4,802
* Proxim, Inc.                      38,400     4,596
* RADWARE Ltd.                      74,200     2,875
* Semtech Corp.                     60,000     3,844
* Somera Communications, Inc.      321,400     3,897
* SonicWall, Inc.                   35,000     2,332
* StarBase Corp.                   421,500     3,951
* TranSwitch Corp.                  48,425     4,655
* Tut Systems, Inc.                 49,500     2,948
* Veeco Instruments, Inc.           51,500     3,811
* Xcelera.com, Inc.                 25,100     4,016
----------------------------------------------------
GROUP TOTAL                                  157,020
----------------------------------------------------
UTILITIES (9.6%)
* Adelphia Business Solutions,
  Inc.                             122,600     7,555
* AirGate PCS, Inc.                 93,500     9,864
* Clearnet Communications,
  Inc., Class A                    125,700     5,177
* CoreComm Ltd.                    133,675     5,882
* Dobson Communications Corp.      228,300     5,251
* Independent Energy Holdings
  plc ADR                           97,000     4,353
Kinder Morgan, Inc.                127,400     4,395
* Versatel Telecom
  International NV ADR              85,100     4,117
----------------------------------------------------
GROUP TOTAL                                   46,594
----------------------------------------------------
TOTAL COMMON STOCKS (Cost $383,693)          468,439
----------------------------------------------------

                                   FACE
                                  AMOUNT     VALUE
                                   (000)     (000)!
----------------------------------------------------
CASH EQUIVALENT (2.5%)
----------------------------------------------------
REPURCHASE AGREEMENT (2.5%)
Chase Securities, Inc. 6.05%,
  dated 3/31/00, due 4/3/00, to
  be repurchased at $12,100,
  collateralized by various
  U.S. Government Obligations,
  due 4/3/00-11/15/02, valued
  at $12,215 (Cost $12,094)      $  12,094  $ 12,094
----------------------------------------------------
TOTAL INVESTMENTS (99.0%) (Cost $395,787)    480,533
----------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.0%)
Dividends Receivable                              15
Interest Receivable                                2
Receivable for Investments Sold               12,927
Receivable for Fund Shares Sold               13,400
Other Assets                                       3
Payable for Investments Purchased            (18,658)
Payable for Fund Shares Redeemed              (1,840)
Payable for Investment Advisory Fees          (1,018)
Payable for Administrative Fees                  (34)
Payable for Trustees' Deferred
  Compensation Plan-Note F                        (2)
Other Liabilities                                (28)
                                            --------
                                               4,767
----------------------------------------------------
NET ASSETS (100%)                           $485,300
----------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SMALL CAP GROWTH
PORTFOLIO (UNAUDITED)

                                             VALUE
(CONT'D)                                     (000)!
----------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------
NET ASSETS
Applicable to 8,645,804 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)              $485,300
----------------------------------------------------
NET ASSET VALUE PER SHARE                   $  56.13
----------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                             $348,705
Undistributed Net Investment Income (Loss)      (923)
Undistributed Realized Net Gain (Loss)        52,772
Unrealized Appreciation (Depreciation) on
  Investment Securities                       84,746
----------------------------------------------------
NET ASSETS                                  $485,300
----------------------------------------------------

!    See Note A1 to Financial Statements.
*    Non-income producing security
ADR  American Depositary Receipt

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Fixed Income Portfolio is MAS Funds' primary fixed-income fund, investing in all sectors of the fixed-income market. MAS employs a disciplined, research-driven approach toward identifying value in the fixed-income markets, and will alter the Portfolio's sensitivity to changes in corporate and mortgage yield spreads, the level of interest rates, the shape of the yield curve, and non-dollar opportunities in reaction to its perception of relative value in each of these areas.
                 AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2000*

                                 MAS FIXED INCOME
                      ---------------------------------------     SALOMON
                      INSTITUTIONAL#   INVESTMENT<   ADVISER@   BROAD INDEX
                      ------------------------------------------------------
SIX MONTHS                 1.75%          1.62%        1.60%        2.02%
ONE YEAR                   0.59           0.38         0.36         1.81
FIVE YEARS                 7.56           7.44         7.36         7.14
TEN YEARS                  8.88           8.82         8.78         8.07

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

# Represents an investment in the Institutional Class.

< Represents an investment in the Investment Class which commenced operations
10/15/96. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

@ Represents an investment in the Adviser Class which commenced operations 11/7/96. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class.

Total returns for the Investment and Adviser Classes of the Portfolio reflect expenses reimbursed by the Adviser for certain periods. Without such reimbursements, total returns would have been lower.

* Total returns are compared to the Salomon Broad Investment Grade Index, an unmanaged market index. Returns for periods less than one year are cumulative. STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (119.8%)

---------------------------------------------------------
                           RATINGS      FACE
                         (STANDARD    AMOUNT       VALUE
MARCH 31, 2000            & POOR'S     (000)      (000)!
---------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (50.4%)
Federal Home Loan
  Mortgage Corporation,
  Conventional Pools:
   9.50%, 10/1/16           Agy   $    722  $      759
   10.00%, 2/1/10-11/1/20   Agy     13,314      14,122
   10.50%, 8/1/09-4/1/26    Agy      1,887       2,026
   11.00%, 5/1/11-9/1/20    Agy      2,663       2,858
   11.25%, 10/1/11-12/1/15  Agy        977       1,047
   11.50%, 1/1/11-12/1/15   Agy        126         139
   11.75%, 4/1/19           Agy         50          55
   12.00%, 10/1/09-2/1/15   Agy        223         244
   12.50%, 8/1/13           Agy         18          19
   13.00%, 6/1/19           Agy         30          33
   14.00%, 8/1/14           Agy          9          10
   14.75%, 3/1/10           Agy         16          18
  Gold Pools:
   9.00%, 7/1/17            Agy      5,989       6,218
   9.50%, 10/1/17-12/1/22   Agy      6,705       7,089
   10.00%, 6/1/17-3/1/21    Agy      4,578       4,888
   10.50%, 8/1/19-4/1/21    Agy        941       1,020
  April TBA
   6.00%, 4/1/30            Agy    449,825     409,620
   7.00%, 4/1/30            Agy     12,500      12,027
Federal National Mortgage
  Association,
  Conventional Pools:
   9.00%, 12/1/08-1/1/22    Agy     16,920      17,516
   9.50%, 11/1/13-12/1/26   Agy     13,101      13,803
   10.00%, 10/1/07-1/1/27   Agy      9,515      10,140
   10.50%, 6/1/10-7/1/25    Agy      6,133       6,631
   10.75%, 2/1/11           Agy         34          37
   11.00%, 1/1/16-11/1/20   Agy      2,286       2,507
   11.50%, 7/15/12-2/1/20   Agy      2,636       2,923
   12.00%, 8/1/13           Agy         39          44
   12.50%, 5/1/12           Agy        421         477

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
FIXED INCOME
PORTFOLIO (UNAUDITED)
(cont'd)

                    RATINGS      FACE
                    (STANDARD   AMOUNT     VALUE
(CONT'D)            & POOR'S)    (000)     (000)!
------------------------------------------------------
  April TBA
   6.00%, 4/1/29            Agy   $120,832  $  109,806
   6.00%, 4/1/30            Agy    658,250     599,007
   6.50%, 4/1/30            Agy    230,000     215,625
   7.00%, 4/1/30            Agy     34,350      33,017
Government National
  Mortgage Association:
  Adjustable Rate Mortgages:
   6.125%,
     11/20/27-12/20/27      Tsy     29,758      29,947
   6.375%, 2/20/25-6/20/25  Tsy     22,263      22,446
   6.50%, 10/20/27-1/20/28  Tsy     28,526      28,706
   6.625%, 7/20/27-9/20/27  Tsy     18,699      18,765
   6.875%, 4/20/25-6/20/25  Tsy     16,461      16,541
   7.00%, 2/20/25-11/20/25  Tsy     45,323      45,588
   7.125%, 7/20/25          Tsy      9,450       9,518
   7.50%, 1/20/25           Tsy      7,782       7,848
   11.00%,
     11/20/15-11/20/19      Tsy         86          91
   11.50%, 7/20/15-9/20/19  Tsy        253         270
  Various Pools:
   9.00%,
     12/15/21-11/15/24      Tsy     23,519      24,523
   9.50%, 12/15/17-9/15/22  Tsy     15,913      16,849
   10.00%,
   11/15/09-10/15/28        Tsy    125,372     133,951
   10.50%, 8/15/10-5/15/26  Tsy     11,167      12,097
   11.00%,
     12/15/09-4/15/28       Tsy     28,112      30,848
   11.50%,
     4/15/13-11/15/15       Tsy        453         502
   12.00%,
     4/15/12-11/15/19       Tsy     12,854      14,440
  April TBA
   7.00%, 4/1/30            Tsy    435,250     421,579
------------------------------------------------------
GROUP TOTAL                                  2,308,234
------------------------------------------------------

                        RATINGS     FACE
                       (STANDARD   AMOUNT     VALUE
                       & POOR'S)   (000)      (000)!
------------------------------------------------------
ASSET BACKED CORPORATES (16.0%)
(+) Aegis Auto Receivables
  Trust,
  Series 95-1 A
   8.60%, 3/20/02           N/R   $      4  $        4
Arcadia Automobile
  Receivables Trust,
  Series:
  97-C A4
   6.375%, 1/15/03          AAA     15,510      15,438
  97-D A3
   6.20%, 5/15/03           AAA      6,958       6,916
  98-A A3
   5.90%, 11/15/02          AAA     11,231      11,182
Banc One Home Equity
  Trust,
  Series 99-1 A1
   6.06%, 1/25/12           AAA     11,237      11,105
BankBoston Home Equity
  Loan Trust,
  Series 98-2 A1
   6.28%, 11/25/10          AAA      7,857       7,811
BMW Vehicle Owner Trust,
  Series 99-A A2
   6.16%, 12/25/01          AAA     22,173      22,106
Centex Home Equity,
  Series 99-2 A1
   5.91%, 4/25/19           AAA     24,395      24,109
Chevy Chase Auto
  Receivables Trust,
  Series 97-4 A
   6.25%, 6/15/04           AAA      2,041       2,027
CIT RV Trust,
  Series 99-A A1
   5.33%, 12/15/05          AAA     19,156      19,052
## Citibank Credit Card
  Master Trust I,
  Series 98-7 A
   6.014%, 5/15/02          AAA     36,205      36,202

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                        RATINGS      FACE
                       (STANDARD   AMOUNT     VALUE
                       & POOR'S)   (000)      (000)!
------------------------------------------------------
(+)++ Commercial Financial
  Services, Inc.,
  Series 97-5 A1
   7.72%, 6/15/05           N/R   $  8,099  $    2,025
Conseco Finance,
  Series 00-B AF1
   6.94%, 11/15/14          N/R     23,000      22,957
Contimortgage Home Equity
  Loan Trust,
  Series 99-1 A1
   6.01%, 12/25/13          AAA     12,329      12,230
Daimler Benz Auto Grantor
  Trust,
  Series 97-A A
   6.05%, 3/31/05           AAA      3,118       3,099
Daimler Benz Vehicle
  Trust,
  Series 98-A A2
   5.23%, 12/20/01          AAA      6,936       6,925
Delta Funding Home Equity
  Loan Trust,
  Series 98-4 A1F
   6.16%, 2/15/16           AAA      5,667       5,639
EQCC Home Equity Loan
  Trust,
  Series:
  98-2 A1F
   6.235%, 4/15/08          AAA      1,724       1,719
  99-2 A1F
   6.05%, 1/25/10           AAA     15,898      15,739
  99-3 A1F
   6.548%, 4/25/10          AAA     29,900      29,644
Federated Home Loan
  Mortgage Corp., Pass
  Through Notes,
  Series T-15 A1
   5.83%, 12/25/13          Agy     10,272      10,175

                       RATINGS      FACE
                      (STANDARD    AMOUNT     VALUE
                      & POOR'S)    (000)      (000)!
------------------------------------------------------
(+) First Mortgage
  Acceptance Corp. Loan
  Receivables Trust,
  Series 96-B A1
   7.629%, 11/15/18         A     $  7,945  $    6,754
First Security Auto
  Grantor Trust,
  Series 97-B A
   6.10%, 4/15/03           AAA      5,611       5,582
First Security Auto Owner
  Trust,
  Series 99-2 A2
   5.492%, 4/15/02          AAA      7,853       7,836
## First USA Credit Card
  Master Trust,
  Series 97-10 A
   5.97%, 9/17/03           AAA     25,270      25,268
Ford Credit Auto Owner
  Trust,
  Series:
  97-B A3
   6.05%, 4/15/01           AAA      3,108       3,107
  98-A A3
   5.65%, 10/15/01          AAA     11,860      11,835
  99-C A3
   5.77%, 11/15/01          AAA     45,801      45,590
  99-D A3
   6.20%, 4/15/02           AAA     47,754      47,545
(+)++ Global Rated
  Eligible Asset Trust,
  Series 98-A A1
   7.45%, 3/15/06           N/R      7,228       1,807
Green Tree Financial
  Corp.,
  Series 99-4 A2
   5.97%, 5/1/31            AAA     21,973      21,872

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
FIXED INCOME
(cont'd) PORTFOLIO (UNAUDITED)

                      RATINGS       FACE
                     (STANDARD     AMOUNT     VALUE
                       POOR'S)     (000)      (000)!
------------------------------------------------------
Green Tree Home Equity
  Loan Trust,
  Series:
  99-A A1
   5.59%, 2/15/13           AAA   $  9,795  $    9,765
  99-C A1
   5.99%, 7/15/30           AAA     24,511      24,402
+ Green Tree Home
  Improvement Loan Trust,
  Series 98-E HEA2
   5.829%, 2/15/12          Aaa      5,701       5,691
Green Tree Lease Finance,
  Series 97-1 A3
   6.17%, 9/20/05           AAA      1,149       1,144
Greenpoint Manufactured
  Housing,
  Series 99-1 A1
   5.78%, 12/15/09          AAA     15,469      15,277
Honda Auto Lease Trust,
  Series 99-A A2
   5.875%, 10/15/01         AAA     26,741      26,689
Honda Auto Receivables
  Grantor Trust,
  Series:
  97-A A
   5.85%, 2/15/03           AAA      9,651       9,602
  97-B A
   5.95%, 5/15/03           AAA      4,517       4,486
IMC Home Equity Loan
  Trust,
  Series 98-1 A2
   6.31%, 12/20/12          AAA      5,127       5,106
## IndyMac Home Equity
  Loan,
  Series 98-A AF1
   5.724%, 9/25/20          AAA      7,066       7,059
(+) Long Beach Acceptance
  Auto Grantor Trust,
  Series 97-2 A
   6.69%, 9/25/04           AAA      3,681       3,646

                      RATINGS     FACE
                     (STANDARD   AMOUNT     VALUE
                     & POOR'S)    (000)     (000)!
------------------------------------------------------
MMCA Automobile Trust,
  Series:
  97-1 A3
   6.08%, 5/15/01           AAA   $      2  $        2
  99-1 A3
   5.50%, 7/15/05           AAA      5,175       5,127
  99-2 A1
   6.30%, 6/15/02           AAA     27,668      27,668
(+) National Car Rental
  Financing Ltd.,
  Series 96-1 A4
   7.35%, 10/20/03          N/R     11,925      11,801
(+) New Holland Equipment
  Receivables Trust,
  Series 99-A A2
   6.39%, 10/15/02          AAA     26,425      26,183
Nissan Auto Receivables
  Grantor Trust,
  Series 97-A A
   6.15%, 2/15/03           AAA      5,238       5,220
Nissan Auto Receivables
  Owner Trust,
  Series 99-A A2
   6.12%, 9/15/03           AAA     35,000      34,874
+## Oakwood Mortgage
  Investors, Inc.,
  Series 99-B A1
   6.124%, 5/15/09          Aaa     28,692      28,661
Premier Auto Trust,
  Series:
  98-5 A3
   5.07%, 7/8/02            AAA      4,650       4,591
  99-3 A2
   5.82%, 2/8/02            AAA      2,929       2,918
Provident Bank Home Equity
  Loan Trust,
  Series 98-4 A1
   6.28%, 11/25/13          AAA      2,691       2,677

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         RATINGS     FACE
                        (STANDARD   AMOUNT   VALUE
                         & POOR'S)   (000)   (000)!
------------------------------------------------------
Salomon Brothers Mortgage
  Securities VII,
  Series 98-NC7 A1
   6.063%, 1/25/29          AAA   $  3,287  $    3,270
(+) Team Fleet Financing
  Corp.,
  Series:
  96-1 A
   6.65%, 12/15/02          A-       6,500       6,400
  97-1 A
   7.35%, 5/15/03           A-       5,775       5,736
WFS Financial Owner Trust,
  Series:
  97-C A3
   6.10%, 3/20/02           AAA      2,120       2,118
  98-C A2
   5.52%, 8/20/01           AAA      4,238       4,233
World Omni Automobile
  Lease Securitization
  Corp.,
  Series 97-B A2
   6.08%, 11/25/03          AAA      3,845       3,843
------------------------------------------------------
GROUP TOTAL                                    731,489
------------------------------------------------------
ASSET BACKED MORTGAGES (0.1%)
Cityscape Home Equity Loan
  Trust,
  Series:
  96-3 A IO
   1.00%, 10/25/26          N/R     61,798         910
  (+) 96-3 A YMA
   10/25/26                 N/R     70,282         115

                         RATINGS    FACE
                       (STANDARD   AMOUNT     VALUE
                       & POOR'S)   (000)      (000)!
------------------------------------------------------
Contimortgage Home Equity
  Loan Trust,
  Series:
  96-4 A11 IO
   1.10%, 1/15/28           AAA   $ 45,861  $      686
  (+) 96-4 A11 YMA
   1/15/28                  AAA     46,685          66
  96-4 A12 IO
   1.05%, 1/15/28           AAA      8,398          89
  (+) 96-4 A12 YMA
   1/15/28                  AAA      8,550           7
  97-1 A10 IO
   1.10%, 3/15/28           AAA     56,244         894
  97-1 A10 YMA
   3/15/28                  N/R     56,245          97
------------------------------------------------------
GROUP TOTAL                                      2,864
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- AGENCY COLLATERAL
  SERIES (2.2%)
Federal Home Loan Mortgage
  Corporation,
  Series:
  1398-I Inv Fl
   10.388%, 10/15/07        Agy      2,451       2,718
  1415-S Inv Fl IO
   16.938%, 11/15/07        Agy      1,460         438
  1476-S Inv Fl IO REMIC
    PAC
   4.398%, 2/15/08          Agy     15,870       1,471
  1485-S Inv Fl IO REMIC
   3.538%, 3/15/08          Agy     12,865         758
  1600-SA Inv Fl IO REMIC
   1.938%, 10/15/08         Agy     29,329         921
  1950-SC Inv Fl IO
   1.938%, 10/15/22         Agy     15,707         650
  E2 F
   5.988%, 2/15/24          Agy         42          42

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
FIXED INCOME
PORTFOLIO (UNAUDITED)
(cont'd)

                       RATINGS      FACE
                      (STANDARD    AMOUNT     VALUE
(CONT'D)               & POOR'S)   (000)      (000)!
------------------------------------------------------
Federal National Mortgage
  Association,
  Series:
  90-118 S Inv Fl REMIC
   26.006%, 9/25/20         Agy   $    564  $      779
  92-186 S Inv Fl IO
   3.349%, 10/25/07         Agy     26,592       1,814
  96-14 PC PO
   12/25/23                 Agy        844         498
  96-68 SC Inv Fl IO REMIC
   1.975%, 1/25/24          Agy     11,400         743
  97-30 SI Inv Fl IO
   1.875%, 7/25/22          Agy      3,399         141
  97-57 PV IO
   8.00%, 9/18/27           Agy     22,729       8,344
  ## 97-70 FA REMIC
    PAC (11)
   5.388%, 7/18/20          Agy      4,587       4,585
  ## 98-22 FA REMIC
    PAC (11)
   6.471%, 4/18/28          Agy     16,366      16,276
  99-42 SA Inv Fl IO
   2.075%, 10/25/28         Agy    175,115       6,742
  186 IO
   8.00%, 8/1/27            Agy      9,145       2,683
  191 IO
   8.00%, 1/1/28            Agy     13,734       4,014
  270 2 IO
   8.50%, 9/1/23            Agy     41,080      11,695
  274 2 IO
   8.50%, 10/1/25           Agy      5,060       1,429
  281 2 IO
   9.00%, 11/1/26           Agy      7,162       1,963
  291 2 IO
   8.00%, 11/1/27           Agy     36,197      10,504
  296 2 IO
   8.00%, 4/1/24            Agy     35,717      10,280

                         RATINGS    FACE
                        (STANDARD  AMOUNT     VALUE
                        & POOR'S)  (000)      (000)!
------------------------------------------------------
  G92-53 S Inv Fl IO REMIC
   28.125%, 9/25/22         Agy   $    999  $      604
First Boston Mortgage
  Securities Corp.,
  Series 87-B2 IO
   8.985%, 4/25/17          AAA         31           6
Government National
  Mortgage Association,
  Series:
  96-12 S Inv Fl IO REMIC
   2.563%, 6/16/26          Tsy        854          40
  96-13 S Inv Fl IO REMIC
   3.213%, 7/16/11          Tsy        396          23
  96-17 S Inv Fl IO REMIC
   2.613%, 8/16/26          Tsy      1,365          67
  99-32 SB Inv Fl IO REMIC
   2.75%, 7/16/27           Tsy     83,759       3,116
  99-34 SC Inv Fl IO
   3.22%, 9/16/19           Tsy     73,995       3,944
  99-38 SM Inv Fl IO
   2.383%, 5/16/26          Tsy     72,089       3,511
+ Kidder Peabody Mortgage
  Assets Trust,
  Series 87 B IO CMO
   9.50%, 4/22/18           Aaa         37           9
------------------------------------------------------
GROUP TOTAL                                    100,808
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-NON-AGENCY
  COLLATERAL SERIES (0.3%)
American Housing Trust,
  Series V 1G
   9.125%, 4/25/21          AAA      3,214       3,281
+ Citicorp Mortgage
  Securities, Inc.,
  Series 90-7 A7
   9.50%, 6/25/05           Baa3        19          19

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         RATINGS    FACE
                        (STANDARD  AMOUNT     VALUE
                        & POOR'S)  (000)      (000)!
------------------------------------------------------
sec.## Kidder Peabody
  Funding Corp.,
  Series 92-4 B2
   8.514%, 5/28/22
   (acquired
   8/5/92-3/17/99, cost
   $3,123)                  N/R   $  3,125  $    3,125
## Morserv, Inc.,
  Series 96-2 1A1
   6.729%, 11/25/26         AAA      9,320       9,293
------------------------------------------------------
GROUP TOTAL                                     15,718
------------------------------------------------------
COMMERCIAL MORTGAGES (1.7%)
Asset Securitization
  Corp.,
  Series:
  96-MD6 A1C
   7.04%, 11/13/26          AAA      8,005       7,730
  +## 97-D5 PS1 IO
   0.97%, 2/14/41           Aaa     90,969       7,631
(+) Beverly Finance Corp.,
  Series 94-1
   8.36%, 7/15/04           AA-        125         127
(+) Carousel Center
  Finance, Inc.,
  Series:
  1 A1
   6.828%, 11/15/07         AA       6,090       5,957
  1 C
   7.527%, 10/15/07         BBB+     3,908       3,850
(+) Creekwood Capital
  Corp.,
  Series 95-1A
   8.47%, 3/16/15           AA       5,148       5,285
(+) Crystal Run
  Properties, Inc.,
  Series A
   7.393%, 8/15/11          AA      12,305      11,919
(+) DLJ Mortgage
  Acceptance Corp.,
  Series 97-CF1 S IO
   1.097%, 3/15/17          AAA     71,630       2,957

                         RATINGS    FACE
                        (STANDARD  AMOUNT     VALUE
                        & POOR'S)  (000)      (000)!
------------------------------------------------------
+## GMAC Commercial
  Mortgage Securities,
  Inc.,
  Series:
  96-C1 X2 IO
   1.967%, 3/15/21          Aaa   $ 30,463  $    1,871
  97-C2 X IO
   1.273%, 4/15/27          Aaa    151,187       8,203
+## GS Mortgage Securities
  Corp. II,
  Series 97-GL X2 IO
   1.037%, 7/13/30          Aaa     35,849       1,295
Nomura Asset Securities
  Corp.,
  Series:
  94-MD1 A1B
   7.526%, 3/15/18          N/R        183         183
  ## 94-MD1 A2
   7.676%, 3/15/18          N/R         65          65
  ## 94-MD1 A3
   8.026%, 3/15/18          N/R      4,239       4,263
(+) Park Avenue Finance
  Corp.,
  Series 97-C1 A1
   7.58%, 5/12/07           N/R     10,841      10,738
(+) Prime Property Fund,
  Series 1 A
   6.633%, 7/23/03          AA       4,661       4,540
## Structured Asset
  Securities Corp.,
  Series:
  96-CFL X1 IO
   1.578%, 2/25/28          N/R     29,593       1,518
  96-CFL X1A IO
   1.093%, 2/25/28          N/R     24,439         153
  96-CFL X2 IO
   1.221%, 2/25/28          N/R      8,034         156
------------------------------------------------------
GROUP TOTAL                                     78,441
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
FIXED INCOME
PORTFOLIO (UNAUDITED)
(cont'd)

                         RATINGS    FACE
                        (STANDARD  AMOUNT     VALUE
(CONT'D)                & POOR'S)  (000)      (000)!
------------------------------------------------------
ENERGY (1.3%)
CMS Energy Corp.
   7.50%, 1/15/09           BB    $ 15,410  $   13,573
Conoco, Inc.
   6.95%, 4/15/29           A-      27,090      24,890
El Paso Energy Corp.
   6.75%, 5/15/09           BBB      7,270       6,764
)Mobile Energy Services
  LLC
   8.665%, 1/1/17           D        8,204       1,641
Tennessee Gas Pipeline Co.
   7.00%, 10/15/28          BBB+    11,850      10,443
------------------------------------------------------
GROUP TOTAL                                     57,311
------------------------------------------------------
FEDERAL AGENCY (13.0%)
Federal Home Loan Mortgage
  Corporation
   6.625%, 9/15/09          Agy    160,000     153,850
Federal National Mortgage
  Association
   5.25%, 1/15/09           Agy     41,700      36,494
   6.25%, 5/15/29           Agy    229,425     206,840
   7.25%, 1/15/10           Agy    196,400     197,720
------------------------------------------------------
GROUP TOTAL                                    594,904
------------------------------------------------------
FINANCE (9.3%)
(+) Anthem Insurance Cos.,
  Inc.,
  Series A
   9.00%, 4/1/27            BBB+    10,935      10,286
Bank One Corp.
   7.625%, 10/15/26         A-       7,490       7,088
   8.00%, 4/29/27           A-      10,355      10,219
BankAmerica Capital Corp.
   5.875%, 2/15/09          A+       8,535       7,607
(+) BT Institutional
  Capital Trust,
  Series A
   8.09%, 12/1/26           A       15,685      14,589
Chase Manhattan Corp.
   6.00%, 2/15/09           A        9,295       8,364
   7.00%, 11/15/09          A        4,850       4,663

                         RATINGS    FACE
                        (STANDARD  AMOUNT     VALUE
                        & POOR'S)  (000)      (000)!
------------------------------------------------------
Citigroup, Inc.
   6.625%, 1/15/28          AA-    $ 9,450     $ 8,271
EOP Operating LP
   6.763%, 6/15/07          BBB      4,015       3,709
   6.80%, 1/15/09           BBB      4,390       3,997
   7.25%, 6/15/28           BBB      2,385       2,030
   7.50%, 4/19/29           BBB+    12,185      10,680
Equitable Companies, Inc.
   6.50%, 4/1/08            A+      10,820      10,068
   7.00%, 4/1/28            A+       2,055       1,843
(+) Equitable Life
  Assurance Society of the
  U.S.,
  Series 1A
   6.95%, 12/1/05           A+      11,732      11,322
(+) Farmers Exchange
  Capital
   7.05%, 7/15/28           A+       6,820       5,862
(+) Farmers Insurance
  Exchange
   8.625%, 5/1/24           A+      15,855      16,219
(+) Florida Property &
  Casualty
   7.375%, 7/1/03           A-       8,205       8,059
Ford Motor Credit Co.
   7.375%, 10/28/09         A+      10,055       9,876
General Motors Acceptance
  Corp.
   7.75%, 1/19/10           A       20,120      20,212
GS Escrow Corp.
   7.125%, 8/1/05           BB+     19,345      17,167
(+) Goldman Sachs Group LP
   6.50%, 2/25/09           A+       9,035       8,274
HMH Properties,
  Series A
   7.875%, 8/1/05           BB      12,665      11,209
Household Finance Corp.
   5.875%, 2/1/09           A       15,990      14,087
   7.875%, 3/1/07           A        9,095       9,207
(+) John Hancock Financial
  Services, Inc.
   7.375%, 2/15/24          AA-     14,445      13,605

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         RATINGS    FACE
                        (STANDARD  AMOUNT     VALUE
                        & POOR'S)  (000)      (000)!
------------------------------------------------------
(+) Metropolitan Life
  Insurance Co.
   7.45%, 11/1/23           A+    $ 14,785  $   13,186
   7.80%, 11/1/25           A+       9,180       8,961
Nationsbank Corp.
   6.80%, 3/15/28           A        6,400       5,585
(+) Nationwide Mutual Life
  Insurance Co.
   7.50%, 2/15/24           A+      19,125      16,795
(+) New England Mutual,
  Series DTC
   7.875%, 2/15/24          A+       1,000         995
(+) New York Life
  Insurance Co.
   7.50%, 12/15/23          AA-      6,105       5,560
PNC Funding Corp.
   7.50%, 11/1/09           BBB+     8,400       8,259
(+) PNC Institutional
  Capital,
  Series A
   7.95%, 12/15/26          BBB+    16,940      15,594
(+) Prime Property Funding
  II, Inc.
   6.80%, 8/15/02           A       11,420      11,133
   7.00%, 8/15/04           A        8,240       7,931
(+) Prudential Insurance
  Co.
   8.30%, 7/1/25            A-      26,830      27,781
Washington Mutual
  Capital I, Inc.
   8.375%, 6/1/27           BBB-     7,195       6,795
Washington Mutual, Inc.
   8.25%, 4/1/10            AA-      6,920       6,944
  Series A
   8.206%, 2/1/27           BBB-     9,500       8,856
(+) World Financial
  Properties,
  Series:
  96 WFP-B
   6.91%, 9/1/13            AA-     10,063       9,383
  96 WFP-D
   6.95%, 9/1/13            AA-     25,245      23,415
------------------------------------------------------
GROUP TOTAL                                    425,686
------------------------------------------------------

                         RATINGS    FACE
                        (STANDARD  AMOUNT     VALUE
                        & POOR'S)  (000)      (000)!
------------------------------------------------------
INDUSTRIALS (9.7%)
Adelphia Communications
  Corp.
   7.875%, 5/1/09           B+     $ 2,845     $ 2,440
   9.375%, 11/15/09         B+      11,170      10,472
Albertson's, Inc.
   7.45%, 8/1/29            A       16,590      15,885
American Standard Cos.
   7.375%, 4/15/05          BB-      4,480       4,202
Columbia/HCA Healthcare
  Corp.
   7.19%, 11/15/15          BB+      9,615       7,878
   7.58%, 9/15/25           BB+     10,125       8,295
   7.69%, 6/15/25           BB+      2,735       2,270
   8.70%, 2/10/10           BB+      1,355       1,300
   9.00%, 12/15/14          BB+      6,215       5,956
Continental Airlines, Inc.
  Series 97-1 A
   7.461%, 4/1/15           AA+      2,518       2,446
CSC Holdings, Inc.
   7.25%, 7/15/08           BB+      1,605       1,501
   7.875%, 12/15/07         BB+     18,305      17,835
Delphi Automotive Systems
  Corp.
   7.125%, 5/1/29           BBB     16,160      14,086
DR Structured Finance,
  Series:
  93-K1 A1
   6.66%, 8/15/10           BB+      9,108       7,802
  94-K1 A1
   7.60%, 8/15/07           BB+      5,594       5,181
  94-K2 A2
   9.35%, 8/15/19           BB+      3,790       3,472
Federated Department
  Stores, Inc.
   6.90%, 4/1/29            BBB+    18,515      16,101
   7.00%, 2/15/28           BBB+     2,205       1,940
(+) Florida Windstorm
   7.125%, 2/25/19          AAA     18,345      17,181

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
FIXED INCOME
PORTFOLIO (UNAUDITED)
(cont'd)

                        RATINGS     FACE
                       (STANDARD   AMOUNT     VALUE
(CONT'D)               & POOR'S)   (000)      (000)!
------------------------------------------------------
Ford Motor Co.
   6.625%, 10/1/28          A+    $ 22,830  $   20,036
Fred Meyer, Inc.
   7.375%, 3/1/05           BBB-    12,275      11,996
   7.45%, 3/1/08            BBB-     3,795       3,678
Honeywell International,
  Inc.
   7.50%, 3/1/10            A       13,765      13,965
Host Marriott LP
   8.375%, 2/15/06          BB         700         632
International Game
  Technology
   8.375%, 5/15/09          BB+     11,170      10,173
Kmart Funding Corp.,
  Series F
   8.80%, 7/1/10            BB+      7,540       7,073
Kroger Co.
   8.00%, 9/15/29           BBB-     1,525       1,488
   8.05%, 2/1/10            BBB-     8,855       8,907
Lenfest Communications,
  Inc.
   7.625%, 2/15/08          BBB     13,875      13,550
Lockheed Martin Corp.
   8.20%, 12/1/09           BBB-     4,235       4,240
   8.50%, 12/1/29           BBB-    14,300      14,421
Lowe's Companies, Inc.
   6.50%, 3/15/29           A       23,215      19,674
Monsanto Co.
   6.60%, 12/1/28           A       23,610      20,694
News America Holdings,
  Inc.
   7.75%, 2/1/24            BBB-     3,371       3,156
   8.875%, 4/26/23          BBB-       860         908
News America, Inc.
   7.28%, 6/30/28           BBB-    18,925      16,792
(+) Oxymar
   7.50%, 2/15/16           BBB-     6,145       4,575
(+) Raytheon Co.
   8.20%, 3/1/06            BBB-    13,510      13,697

                         RATINGS    FACE
                        (STANDARD  AMOUNT     VALUE
                        & POOR'S)  (000)      (000)!
------------------------------------------------------
# Rhone-Poulenc Rorer,
  Inc.,
  Series 92-A 3
   8.62%, 1/5/21            A     $  8,710  $    8,867
Saks, Inc.
   7.375%, 2/15/19          BB+     11,340       9,267
Scotia Pacific Co. LLC
   7.71%, 7/20/28           BBB     27,115      20,336
Sun Microsystems, Inc.
   7.65%, 8/15/09           BBB+     8,720       8,759
Tenet Healthcare Corp.
   7.625%, 6/1/08           BB+     13,560      12,343
   8.00%, 1/15/05           BB+        950         907
U.S. Airways Corp., Pass
  Through Certificates
   8.11%, 2/20/17           AAA      8,975       9,052
USA Waste Services, Inc.
   7.00%, 7/15/28           BBB     15,980      12,051
Wal-Mart Stores, Inc.
   7.55%, 2/15/30           AA      22,625      23,222
Waste Management, Inc.
   7.375%, 5/15/29          BBB      6,545       5,168
------------------------------------------------------
GROUP TOTAL                                    445,870
------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.1%)
Bank of America,
  Series A
   8.375%, 5/1/07           AAA          4           4
sec. Household Bank,
  Series 85-1 CMO
   7.94%, 5/1/02 (acquired
   6/22/94, cost $126)      N/R        133         133
sec.## Magnolia Federal
  Bank,
  Series 84-2
   9.143%, 10/1/07
   (acquired 5/1/87, cost
   $496)                    N/R        506         514

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           RATINGS        FACE
                           (STANDARD     AMOUNT     VALUE
                           & POOR'S)     (000)      (000)!
------------------------------------------------------------
## Resolution Trust Corp.,
  Series 92-5C CMO
   8.613%, 1/25/26          AA          $  1,935  $    1,920
Ryland Acceptance Corp.
  IV,
  Series 79-A
   6.65%, 7/1/11            AA             2,916       2,865
------------------------------------------------------------
GROUP TOTAL                                            5,436
------------------------------------------------------------
TELEPHONES (3.2%)
!! AT&T Corp.
   6.50%, 3/15/29           AA-           26,550      23,094
BellSouth
  Telecommunications, Inc.
   6.375%, 6/1/28           AAA           15,755      13,540
(+) Global Crossing
  Holdings Ltd.
   9.125%, 11/15/06         BB            13,655      13,075
GTE Corp.
   6.94%, 4/15/28           A             18,695      16,972
Intermedia Communications,
  Inc.,
  Series B
   8.50%, 1/15/08           B              2,625       2,323
   8.60%, 6/1/08            B             16,360      14,438
   8.875%, 11/1/07          B              2,355       2,123
MCI WorldCom, Inc.
   6.95%, 8/15/28           A-            29,730      27,393
Nextel Communications,
  Inc.
   # 0.00%, 9/15/07         B             16,375      11,954
   9.375%, 11/15/09         B-             5,055       4,676
Qwest Communications
  International, Inc.
   7.50%, 11/1/08           BB+              130         127
  Series B
   # 0.00%, 2/1/08          BB+           23,440      18,400
------------------------------------------------------------
GROUP TOTAL                                          148,115
------------------------------------------------------------

                           RATINGS          FACE
                           (STANDARD       AMOUNT     VALUE
                           & POOR'S)       (000)      (000)!
------------------------------------------------------
TRANSPORTATION (0.8%)
Continental Airlines, Inc.
  Series:
  98-1 A
   6.648%, 9/15/17          AA+         $ 15,540  $   14,377
  99-1 A
   6.545%, 8/2/20           AA+            4,496       4,102
(+) Jet Equipment Trust,
  Series:
  94-A A11
   10.00%, 6/15/12          A+             1,660       1,846
  95-C
   10.69%, 5/1/15           BBB            8,650       9,664
Union Pacific Corp.,
  Series E
   6.79%, 11/9/07           BBB-           5,200       4,914
------------------------------------------------------------
GROUP TOTAL                                           34,903
------------------------------------------------------------
U.S. TREASURY SECURITIES (6.2%)
U.S. Treasury Notes
   3.375%, 1/15/07
   (Inflation Indexed)      Tsy           86,747      83,546
   3.625%, 7/15/02
   (Inflation Indexed)      Tsy               59          59
   3.625%, 1/15/08
   (Inflation Indexed)      Tsy           28,317      27,576
   4.50%, 1/31/01           Tsy           80,870      79,657
   6.00%, 8/15/09           Tsy           86,725      85,625
   6.25%, 1/31/02           Tsy            6,820       6,788
------------------------------------------------------------
GROUP TOTAL                                          283,251
------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
FIXED INCOME
PORTFOLIO (UNAUDITED)

                            RATINGS      FACE
                            (STANDARD   AMOUNT     VALUE
(CONT'D)                    & POOR'S)   (000)      (000)!
-----------------------------------------------------------
UTILITIES (0.6%)
CMS Panhandle Holdings Co.
   7.00%, 7/15/29           BBB-       $  2,340  $    2,060
(+) PSEG Energy Holdings,
  Inc.
   9.125%, 2/10/04          BBB-         13,650      13,641
(+) Southern Energy, Inc.
   7.90%, 7/15/09           BBB          10,785      10,453
-----------------------------------------------------------
GROUP TOTAL                                          26,154
-----------------------------------------------------------
YANKEE (4.9%)
Abbey National plc
   7.95%, 10/26/29          AA-          12,965      12,964
Ahold Finance USA, Inc.
   6.875%, 5/1/29           A-           15,365      13,271
Glencore Nickel Property
  Ltd.
   9.00%, 12/1/14           BB+          14,810      12,589
Grupo Minero Mexicano S.A.
  de CV,
  Series A
   8.25%, 4/1/08            BB           14,560      12,631
(+) Hutchison Whampoa
  Financial,
  Series B
   7.45%, 8/1/17            A            17,290      16,296
(+) Hyundai Semiconductor
  America
   8.25%, 5/15/04           B             2,755       2,523
   8.625%, 5/15/07          B            10,707       9,627
Multicanal S.A.
   10.50%, 2/1/07           BB+             245         232
   10.50%, 4/15/18          BB+           9,145       8,098
   13.125%, 4/15/09         BB+           3,970       4,194
(+) Oil Purchase Co.
   7.10%, 4/30/02           BBB-         11,320      10,867
(+) Oil Purchase Co. II
   10.73%, 1/31/04          BBB-          2,309       2,275
Orange plc
   8.75%, 6/1/06            BBB          14,130      14,573

                             RATINGS      FACE
                            (STANDARD    AMOUNT     VALUE
                            & POOR'S)    (000)      (000)!
-----------------------------------------------------------
(+) Paiton Energy Funding
  BV
   9.34%, 2/15/14           CC         $ 12,325  $    2,496
(+) Petrozuata Finance,
  Inc.
   8.22%, 4/1/17            BB           23,215      18,041
(+) Ras Laffan Liquefied
  Natural Gas Co.
   8.294%, 3/15/14          BBB+         12,900      12,444
Republic of Argentina
   11.75%, 4/7/09           BB            3,390       3,366
   12.00%, 2/1/20           BB            8,000       8,069
Republic of Colombia
   8.70%, 2/15/16           BB+          16,010      12,142
   11.75%, 2/25/20          BB+           2,150       2,088
Republic of Philippines
   10.625%, 3/16/25         BB+          11,100      11,055
United Mexican States Par
  Bond,
  Series:
  A
   6.25%, 12/31/19          BB+          15,535      13,246
  B
   6.25%, 12/31/19          BB+             795         678
(+) Vodafone Airtouch plc
   7.625%, 2/15/05          A             1,425       1,438
   7.75%, 2/15/10           A             6,000       6,073
   7.875%, 2/15/30          A            14,165      14,384
-----------------------------------------------------------
GROUP TOTAL                                         225,660
-----------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
  $5,628,617)                                     5,484,844
-----------------------------------------------------------
PREFERRED STOCK (1.1%)
-----------------------------------------------------------
                                    SHARES
                                    ------
MORTGAGE-OTHER (1.1%)
(+)+ Home Ownership Funding
  Corp. 13.331% (Cost
  $50,197)     Aaa                       63,325      49,679
-----------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                              VALUE
                                   SHARES     (000)!
------------------------------------------------------
RIGHTS (0.0%)
------------------------------------------------------
MISC-INDUSTRIALS (0.0%)
*@ United Mexican States
  Recovery Rights, expiring
  6/30/03 (Cost $0)          N/R  10,975,000 $       --
------------------------------------------------------
STRUCTURED INVESTMENT (0.0%)-SEE NOTE A6
------------------------------------------------------
                                    FACE
                                   AMOUNT
                                   (000)
                                  --------
Morgan Guaranty Trust
  Company, 11/20/05;
  monthly payments equal
  to 1% per annum of the
  outstanding notional
  balance, indexed to GNMA
  ARM pools (Cost $5,032)   N/R   $ 73,968       1,463
------------------------------------------------------
CASH EQUIVALENTS (15.3%)
------------------------------------------------------
DISCOUNT NOTES (9.6%)
Federal Home Loan Bank
   5.67%, 4/24/00                   49,914      49,733
   5.76%, 4/5/00                    50,000      49,968
   6.06%, 9/15/00                   40,948      39,797
Federal Home Loan Mortgage
  Corporation
   5.76%, 4/11/00                   50,000      49,920
   5.80%, 4/25/00                   50,000      49,807
   5.85%, 5/4/00                    50,000      49,732
Federal National Mortgage
  Association
   5.71%, 4/6/00                    24,000      23,981
   5.70%, 4/13/00                   30,000      29,943
   5.77%, 5/4/00                    40,000      39,788

                                    FACE
                                   AMOUNT     VALUE
                                   (000)      (000)!
------------------------------------------------------
   5.83%, 5/25/00                 $ 25,000  $   24,781
   5.98%, 6/22/00                   30,000      29,592
------------------------------------------------------
GROUP TOTAL                                    437,042
------------------------------------------------------
REPURCHASE AGREEMENT (5.7%)
Chase Securities, Inc. 6.05%,
  dated 3/31/00, due 4/3/00, to
  be repurchased at $262,837,
  collateralized by various U.S.
  Government Obligations, due
  4/3/00-11/15/02, valued at
  $265,333                         262,705     262,705
------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $699,747)         699,747
------------------------------------------------------
TOTAL INVESTMENTS (136.2%) (Cost
  $6,383,593)                                6,235,733
------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-36.2%)
Cash                                               511
Dividends Receivable                             2,110
Interest Receivable                             53,840
Receivable for Investments Sold                  3,882
Receivable for Forward Commitments             229,018
Receivable for Fund Shares Sold                  9,687
Investments Held as Collateral for Loaned
  Securities                                   542,315
Other Assets                                       362
Payable for Investments Purchased              (14,715)
Payable for Forward Commitments             (1,910,451)
Payable for Fund Shares Redeemed                (6,650)
Payable for Investment Advisory Fees            (4,183)
Payable for Administrative Fees                   (303)
Payable for Shareholder Servicing
  Fees-Investment Class                             (6)
Payable for Distribution Fees-Adviser
Class                                              (30)
Payable for Trustees' Deferred
  Compensation Plan-Note F                        (288)

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
FIXED INCOME
PORTFOLIO (UNAUDITED)

                                              VALUE
(CONT'D)                                      (000)!
------------------------------------------------------
Payable for Daily Variation on Futures
Contracts                                   $   (3,686)
Unrealized Loss on Swap Agreements             (11,395)
Collateral on Securities Loaned, at Value     (542,315)
Other Liabilities                               (3,421)
                                            ----------
                                            (1,655,718)
------------------------------------------------------
NET ASSETS (100%)                           $4,580,015
------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------
NET ASSETS
Applicable to 397,423,510 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)              $4,391,593
------------------------------------------------------
NET ASSET VALUE PER SHARE                   $    11.05
------------------------------------------------------
INVESTMENT CLASS
------------------------------------------------------
NET ASSETS
Applicable to 4,161,672 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)              $   46,006
------------------------------------------------------
NET ASSET VALUE PER SHARE                   $    11.05
------------------------------------------------------
ADVISER CLASS
------------------------------------------------------
NET ASSETS
Applicable to 12,896,270 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)              $  142,416
------------------------------------------------------
NET ASSET VALUE PER SHARE                   $    11.04
------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                             $4,873,611
Undistributed Net Investment Income (Loss)      74,893
Undistributed Realized Net Gain (Loss)        (188,383)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                       (147,860)
  Futures and Swaps                            (32,246)
------------------------------------------------------
NET ASSETS                                  $4,580,015
------------------------------------------------------

----------------------------------------------------------
sec.   Restricted Security-Total market value of
        restricted securities owned at March 31, 2000 was
        $3,772,000 or 0.1% of net assets.
!      See Note A1 to Financial Statements.
*      Non-income producing security
(+)    144A security. Certain conditions for public sale
        may exist.
!!     A portion of these securities was pledged to cover
        margin requirements for futures contracts.
+      Moody's Investors Service, Inc. rating.
        Security is not rated by Standard & Poor's
        Corporation.
++     Security is fair valued by the Adviser.
)      Security is in default.
#      Step Bond-Coupon rate increases in increments to
        maturity.
        Rate disclosed is as of March 31, 2000.
        Maturity date disclosed is the ultimate maturity.
##     Variable or floating rate security-rate disclosed
        is as of March 31, 2000.
@      Value is less than $500.
CMO    Collateralized Mortgage Obligation
Inv    Inverse Floating Rate-Interest rate fluctuates with
  Fl    an inverse relationship to an associated interest
        rate.
        Indicated rate is the effective rate at March 31,
        2000.
IO     Interest Only
N/R    Not rated by Moody's Investors Service, Inc. or
        Standard & Poor's Corporation.
PAC    Planned Amortization Class
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See
       Note A7 to Financial Statements.
YMA    Yield Maintenance Agreement

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HIGH YIELD
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The High Yield Portfolio applies Miller Anderson & Sherrerd's analytical capabilities to a specialized fixed-income fund, investing primarily in below-investment-grade corporate bonds selected through study of the credit-worthiness of the underlying companies. MAS's strategy uses equity and fixed-income valuation techniques and analyses of economic and industry trends to determine the Portfolio's structure. Individual securities are selected and monitored by managers specializing in corporate bonds and using in-depth financial analysis to uncover opportunities in undervalued issues.

                 AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2000*

                                                                 CS FIRST
                                  MAS HIGH YIELD                  BOSTON        SALOMON
                      ---------------------------------------   HIGH YIELD    HIGH YIELD
                      INSTITUTIONAL#   INVESTMENT<   ADVISER@      INDEX         INDEX
                      -------------------------------------------------------------------
SIX MONTHS                 3.38%           3.21%       3.21%        0.77%       (0.93)%
ONE YEAR                   3.30            3.02        3.01         0.30        (2.38)
FIVE YEARS                11.85           11.69       11.67         7.79          7.89
TEN YEARS                 12.75           12.67       12.66        11.20         11.00

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost. High-yield fixed-income securities, otherwise known as "junk bonds," represent a much greater risk of default and tend to be more volatile than higher-rated bonds.

# Represents an investment in the Institutional Class.

< Represents an investment in the Investment Class which commenced operations
5/21/96. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

@ Represents an investment in the Adviser Class which commenced operations 1/31/97. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class.

Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

* Total returns are compared to the CS First Boston High Yield Index, an unmanaged market index. Previously, the Portfolio's returns had been compared to the Salomon High Yield Index. The Adviser believes that the CS First Boston High Yield Index has a more comprehensive coverage of geographic regions and types of securities in which the Portfolio may invest. Returns for periods less than one year are cumulative.
STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (94.4%)

----------------------------------------------------------
                        RATINGS          FACE
                      (STANDARD        AMOUNT        VALUE
MARCH 31, 2000        & POOR'S)         (000)       (000)!
----------------------------------------------------------
ASSET BACKED CORPORATES (0.5%)
(+)++ Commercial
  Financial Services,
  Inc., Series 97-5
  A1
   7.72%, 6/15/05         N/R        $  4,693     $  1,173
(+)+ Long Beach
  Acceptance Auto
  Grantor Trust,
  Series 97-1 B
   14.22%, 10/26/03       Ba3           1,222        1,215
(+) OHA Auto Grantor
  Trust, Series 97-A
   11.00%, 9/15/03        BB            3,073        2,940
----------------------------------------------------------
GROUP TOTAL                                          5,328
----------------------------------------------------------
AUTOMOTIVE (1.9%)
Hayes Lemmerz
  International, Inc.
   8.25%, 12/15/08        B            11,705        9,861
Tenneco, Inc.
  Series B
   11.625%, 10/15/09      B+            9,515        9,325
----------------------------------------------------------
GROUP TOTAL                                         19,186
----------------------------------------------------------
CABLE (10.5%)
Adelphia
  Communications
  Corp.
   7.75%, 1/15/09         B+            7,905        6,719
   9.375%, 11/15/09       B+            5,160        4,838
  Series B:
   8.375%, 2/1/08         B+           10,925        9,723
   9.875%, 3/1/07         B+            1,500        1,463

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HIGH YIELD
PORTFOLIO (UNAUDITED)

                        RATINGS          FACE
                      (STANDARD        AMOUNT        VALUE
(CONT'D)              & POOR'S)         (000)       (000)!
----------------------------------------------------------
Cablevision S.A.
   13.75%, 5/1/09         BB      $     4,200     $  4,158
(+) Charter
  Communications
  Holdings
   10.25%, 1/15/10        B+            6,275        6,048
CSC Holdings, Inc.
   9.875%, 5/15/06        BB-           5,270        5,375
Echostar DBS Corp.
   9.375%, 2/1/09         B            12,700       12,319
Multicanal S.A.
   10.50%, 2/1/07         BB+           5,940        5,628
   13.125%, 4/15/09       BB+           1,655        1,748
# NTL, Inc.
  Series B
   0.00%, 4/1/08          B-      GBP  11,150       11,707
OnePoint
  Communications
  Corp.
   14.50%, 6/1/08         N/R     $     4,100        2,660
# RCN Corp.
   0.00%, 10/15/07        B-           14,900        9,536
  Series B
   0.00%, 2/15/08         B-            5,350        3,183
(+)# Telewest plc
   0.00%, 4/15/09         B+      GBP  12,860       11,993
United Pan-Europe
  Communications N.V.
   10.875%, 8/1/09        B       $    10,100        9,494
----------------------------------------------------------
GROUP TOTAL                                        106,592
----------------------------------------------------------
CHEMICALS (2.6%)
Huntsman ICI
   10.125%, 7/1/09        B+            5,650        5,452
   10.125%, 7/1/09        B+      EUR   4,850        4,817
ISP Holdings, Inc.,
  Series B
   9.00%, 10/15/03        BB-     $     9,100        8,372

                        RATINGS          FACE
                      (STANDARD        AMOUNT        VALUE
                      & POOR'S)         (000)       (000)!
----------------------------------------------------------
Lyondell Chemical Co.
   9.625%, 5/1/07         BB         $  7,850     $  7,458
(+) Oxymar
   7.50%, 2/15/16         BBB-          1,110          826
----------------------------------------------------------
GROUP TOTAL                                         26,925
----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-NON-AGENCY COLLATERAL
  SERIES (0.0%)
+ Citicorp Mortgage
  Securities, Inc.,
  Series 90-7 A7
   9.50%, 6/25/05         B3              426          193
----------------------------------------------------------
COMMERCIAL MORTGAGES (0.5%)
(+)## DLJ Mortgage
  Acceptance Corp.
  Series 97-CF2 S IO
  CMO
   0.3125%, 10/15/17      AAA         101,202        1,995
(+) Franchise
  Mortgage Acceptance
  Corp., Loan
  Receivables Trust,
  Series 96-B C IO
   7.929%, 11/1/18        N/R           3,937        1,378
+## GMAC Commercial
  Mortgage
  Securities, Inc.,
  Series 96-C1 X2 IO
   1.967%, 3/15/21        Aaa          13,155          808
## Structured Asset
  Securities Corp.,
  Series:
  96-CFL X1 IO
   1.578%, 2/25/28        N/R           9,874          506
  96-CFL X1A IO
   1.093%, 2/25/28        N/R           8,140           51
  96-CFL X2 IO
   1.221%, 2/25/28        N/R           2,678           52
----------------------------------------------------------
GROUP TOTAL                                          4,790
----------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                        RATINGS          FACE
                      (STANDARD        AMOUNT        VALUE
                      & POOR'S)         (000)       (000)!
----------------------------------------------------------
COMMUNICATIONS-FIXED (18.5%)
(+) Bayan
  Telecommunications
  Holdings Corp.
   13.50%, 7/15/06        B-      $    11,200     $  9,464
Esprit Telecom Group plc
   11.00%, 6/15/08        B-      EUR   2,953        2,614
   11.50%, 12/15/07       B-            1,892        1,720
Global Crossing
  Holdings Ltd.
   9.625%, 5/15/08        BB      $    11,500       11,097
(+) Globix Corp.
   12.50%, 2/1/10         N/R           7,000        6,440
(+)# GT Group Telecom
   0.00%, 2/1/10          CCC+         10,300        5,665
Hermes Europe Railtel
   10.375%, 1/15/09       B             2,200        1,986
   11.50%, 8/15/07        B             5,470        5,142
# Hyperion
  Telecommunications, Inc.
   0.00%, 4/15/03         B+            8,445        7,706
# Intermedia
  Communications, Inc.
  Series B
   0.00%, 7/15/07         B            18,965       14,793
(+) Maxcom
  Telecommunications
   13.75%, 4/1/07         N/R           7,750        7,924
Metromedia Fiber
  Network, Inc.
   10.00%, 12/15/09       B+            9,350        8,838
Netia Holdings S.A.
   13.50%, 6/15/09        B             7,500        7,484
NEXTLINK
  Communications
   # 0.00%, 4/15/08       B             8,090        4,854
   10.75%, 11/15/08       B             4,065        3,913
Primus
  Telecommunications
  Group, Inc.
   11.25%, 1/5/09         B-            7,750        7,140

                        RATINGS          FACE
                      (STANDARD        AMOUNT        VALUE
                      & POOR'S)         (000)       (000)!
----------------------------------------------------------
  Series B
   9.875%, 5/15/08        B-      $     6,120     $  5,355
PSINet, Inc.
   11.00%, 8/1/09         B-            7,680        7,488
  Series B
   10.00%, 2/15/05        B-            4,465        4,242
(+) Rhythms
  NetConnections,
  Inc.
   14.00%, 2/15/10        CCC+          6,250        5,562
  Series B
   # 0.00%, 5/15/08       CCC+          9,950        4,876
RSL Communications
  plc
   # 0.00%, 3/1/08        B-            7,790        4,207
   # 0.00%, 3/15/08       B-      EUR   6,954        3,694
   # 0.00%, 6/15/08       B-      $     2,735        1,453
   9.125%, 3/1/08         B-            9,510        7,560
   9.875%, 11/15/09       B-            3,350        2,714
   12.00%, 11/1/08        B-            3,000        2,745
   12.25%, 11/15/06       B-              300          291
Tele1 Europe B.V.
   13.00%, 5/15/09        N/R     EUR   6,460        6,585
# Viatel, Inc.
   0.00%, 4/15/08         B-      $    12,490        7,244
# Wam!Net, Inc.
  Series B
   0.00%, 3/1/05          CCC+          8,000        4,480
(+)# Winstar
  Communications,
  Inc.
   0.00%, 4/15/10         B-           27,150       12,659
----------------------------------------------------------
GROUP TOTAL                                        187,935
----------------------------------------------------------
COMMUNICATIONS-MOBILE (8.7%)
(+) American Mobile Satellite
  Corp.
  Series B
   12.25%, 4/1/08         N/R           7,200        5,616
(+) Cellco Finance
  N.V.
   12.75%, 8/1/05         B-            4,680        4,914

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HIGH YIELD
PORTFOLIO (UNAUDITED)

                        RATINGS          FACE
                      (STANDARD        AMOUNT        VALUE
(CONT'D)              & POOR'S)         (000)       (000)!
----------------------------------------------------------
Centennial Cellular
  Corp.
   10.75%, 12/15/08       B-      $    10,100     $ 10,150
# CTI Holdings S.A.
   0.00%, 4/15/08         B            11,915        7,745
# Dolphin
  Telecommunications
   0.00%, 6/1/08          CCC+    EUR  12,750        4,862
   0.00%, 5/15/09         CCC+    $     4,980        1,917
Globalstar LP/Capital
   11.375%, 2/15/04       B             7,625        2,669
(+) Grupo Isusacell
  S.A. de C.V.
   14.25%, 12/1/06        B+            8,200        9,000
(+)a Iridium Capital
  Corp.,
  Series A
   13.00%, 7/15/05        D            10,475          210
# Nextel
  Communications,
  Inc.
   0.00%, 9/15/07         B            18,000       13,140
   0.00%, 2/15/08         B            11,295        7,681
# Occidente y Caribe
  Cellular
   0.00%, 3/15/04         B            10,980        6,917
(+) PTC International
  Finance
   11.25%, 12/1/09        B+            8,300        8,481
(+) Total Access
  Communication
  (Convertible) PCL
   2.00%, 5/31/06         BBB-          2,140        2,418
(+) Voicestream
  Wireless Corp.
   10.375%, 11/15/09      B-            2,885        2,885
----------------------------------------------------------
GROUP TOTAL                                         88,605
----------------------------------------------------------
ENERGY (2.5%)
# Husky Oil Ltd.
   8.90%, 8/15/28         BB+           5,210        4,911

                        RATINGS          FACE
                      (STANDARD        AMOUNT        VALUE
                      & POOR'S)         (000)       (000)!
----------------------------------------------------------
(+) Oil Purchase Co.
   7.10%, 4/30/02         BBB-        $   899      $   863
Snyder Oil Corp.
   8.75%, 6/15/07         BB-           9,725        9,433
Vintage Petroleum,
  Inc.
   8.625%, 2/1/09         B+            5,830        5,480
   9.75%, 6/30/09         B+            4,480        4,491
----------------------------------------------------------
GROUP TOTAL                                         25,178
----------------------------------------------------------
FINANCE (0.9%)
GS Escrow Corp.
   7.125%, 8/1/05         BB+          10,460        9,282
----------------------------------------------------------
FOOD & BEVERAGE (1.1%)
Smithfield Foods,
  Inc.
   7.625%, 2/15/08        BB+          12,700       11,049
----------------------------------------------------------
GAMING (6.7%)
Harrahs Operating
  Co., Inc.
   7.875%, 12/15/05       BB+          12,800       11,808
Horseshoe Gaming
  Holdings
   8.625%, 5/15/09        B+           11,500       10,522
International Game
  Technology
   8.375%, 5/15/09        BB+          14,430       13,142
Park Place
  Entertainment Corp.
   7.875%, 12/15/05       BB+           8,400        7,728
   8.50%, 11/15/06        BBB-          4,900        4,753
Station Casinos, Inc.
   8.875%, 12/1/08        B+           10,110        9,402
   9.75%, 4/15/07         B+            7,195        7,087
   10.125%, 3/15/06       B+            3,400        3,417
----------------------------------------------------------
GROUP TOTAL                                         67,859
----------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                        RATINGS          FACE
                      (STANDARD        AMOUNT        VALUE
                      & POOR'S)         (000)       (000)!
----------------------------------------------------------
GENERAL INDUSTRY (1.2%)
Applied Power, Inc.
   8.75%, 4/1/09          B+      $     4,350     $  4,448
Axia, Inc.
   10.75%, 7/15/08        B-            5,450        4,196
Sequa Corp.
   9.00%, 8/1/09          BB            4,055        3,751
----------------------------------------------------------
GROUP TOTAL                                         12,395
----------------------------------------------------------
HEALTH CARE (6.4%)
Columbia/HCA
  Healthcare Corp.
   6.91%, 6/15/05         BB+          10,000        9,095
   7.00%, 7/1/07          BB+           5,135        4,563
   7.15%, 3/30/04         BB+           5,400        5,015
   7.25%, 5/20/08         BB+           2,630        2,336
   7.58%, 9/15/25         BB+             750          615
   7.69%, 6/15/25         BB+          10,800        8,965
Fresenius Medical
  Capital Trust II
   7.875%, 2/1/08         B+           11,565       10,293
(+) Sirona Dental
  Systems
   9.125%, 7/15/08        B       EUR   3,878        2,914
Tenet Healthcare
  Corp.
   7.625%, 6/1/08         BB+     $       800          728
   8.625%, 1/15/07        BB-           7,000        6,615
  Series B
   8.125%, 12/1/08        BB-          14,700       13,377
----------------------------------------------------------
GROUP TOTAL                                         64,516
----------------------------------------------------------
HOTELS, LODGING & RESTAURANTS (3.2%)
Hilton Hotels Corp.
   7.95%, 4/15/07         BBB          12,000       11,101
HMH Properties
   7.875%, 8/1/08         BB            1,000          847
  Series A
   7.875%, 8/1/05         BB           15,490       13,709

                        RATINGS          FACE
                      (STANDARD        AMOUNT        VALUE
                      & POOR'S)         (000)       (000)!
----------------------------------------------------------
Host Marriott Travel
  Plaza
   8.375%, 2/15/06        BB          $   355      $   320
   9.50%, 5/15/05         BB-           6,385        6,561
----------------------------------------------------------
GROUP TOTAL                                         32,538
----------------------------------------------------------
MEDIA & ENTERTAINMENT (4.9%)
Chancellor Media
  Corp.
   9.00%, 10/1/08         B             8,000        8,040
  Series B
   8.125%, 12/15/07       B            12,000       11,820
Outdoor Systems, Inc.
   8.875%, 6/15/07        BB+          10,195       10,335
Satelites Mexicanos
  SA
   10.125%, 11/1/04       B-            5,125        4,202
TV Azteca S.A.,
  Series B
   10.50%, 2/15/07        B+           10,440       10,023
(+) XM Satellite
  Radio Holdings,
  Inc.
   14.00%, 3/15/10        N/R           5,225        5,029
----------------------------------------------------------
GROUP TOTAL                                         49,449
----------------------------------------------------------
METALS (2.7%)
Algoma Steel, Inc.
   12.375%, 7/15/05       B             2,000        1,930
(+) EES Coke Battery
  Co., Inc.
   9.382%, 4/15/07        B+            2,500        2,368
Glencore Nickel
  Property Ltd.
   9.00%, 12/1/14         BB+           4,165        3,540
Murrin Murrin
  Holdings Ltd.
   9.375%, 8/31/07        BB-          10,925        9,614
National Steel Corp.
  Series D
   9.875%, 3/1/09         B+            8,975        8,795

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HIGH YIELD
PORTFOLIO (UNAUDITED)

                        RATINGS          FACE
                      (STANDARD        AMOUNT        VALUE
(CONT'D)              & POOR'S)         (000)       (000)!
----------------------------------------------------------
(+)++a NSM Steel,
  Inc.
   12.25%, 2/1/08         D       $     5,105     $      5
Republic Technologies
  International LLC
   13.75%, 7/15/09        B             1,105          276
   13.75%, 7/15/09        B             4,750        1,188
----------------------------------------------------------
GROUP TOTAL                                         27,716
----------------------------------------------------------
PACKAGING & CONTAINERS (3.9%)
Impress Metal
  Packaging Holdings
   9.875%, 5/29/07        B       EUR   6,128        5,719
Indah Kiat Finance
  Mauritius
   10.00%, 7/1/07         CCC+    $     9,850        7,043
Norampac, Inc.
   9.50%, 2/1/08          BB            8,300        8,134
Pacifica Papers, Inc.
   10.00%, 3/15/09        B+            8,790        8,636
Pindo Deli Financial
  Mauritius
   10.75%, 10/1/07        CCC+         11,400        8,237
Tembec Industries,
  Inc.
   8.625%, 6/30/09        BB+           2,300        2,191
----------------------------------------------------------
GROUP TOTAL                                         39,960
----------------------------------------------------------
REAL ESTATE/BUILDING (2.4%)
American Standard
   7.125%, 6/1/06         BB-     EUR   3,045        2,886
D. R. Horton, Inc.
   8.00%, 2/1/09          BB      $    10,980        9,086
Nortek, Inc.,
  Series B
   8.875%, 8/1/08         B+           13,340       12,039
----------------------------------------------------------
GROUP TOTAL                                         24,011
----------------------------------------------------------

                        RATINGS          FACE
                      (STANDARD        AMOUNT        VALUE
                      & POOR'S)         (000)       (000)!
----------------------------------------------------------
RETAIL (5.0%)
DR Structured
  Finance,
  Series:
  93-K1 A1
   6.66%, 8/15/10         BB+     $     3,130     $  2,681
  94-K1 A1
   7.60%, 8/15/07         BB+           3,202        2,966
  94-K1 A2
   8.375%, 8/15/15        BB+           1,930        1,673
  94-K2 A2
   9.35%, 8/15/19         BB+           4,910        4,498
(+) Groupo Elecktra,
  S.A. de C.V.
   12.00%, 4/1/08         B+            5,230        5,086
HMV Media Group plc
   10.875%, 5/15/08       B       GBP   4,050        5,219
  Series B
   10.25%, 5/15/08        B       $     3,255        2,474
Kmart Financing
   7.75%, 6/15/16         B+              112        4,798
Kmart Funding Corp.
  Series F
   8.80%, 7/1/10          BB+           7,240        6,791
Musicland Group, Inc.
   9.00%, 6/15/03         B-            4,520        3,932
  Series B
   9.875%, 3/15/08        B-           12,700       10,414
----------------------------------------------------------
GROUP TOTAL                                         50,532
----------------------------------------------------------
SERVICES (2.7%)
# Norcal Waste
  Systems, Inc.
   0.00%, 11/15/05        BB-           7,740        8,050

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                        RATINGS          FACE
                      (STANDARD        AMOUNT        VALUE
                      & POOR'S)         (000)       (000)!
----------------------------------------------------------
Waste Management, Inc
   6.875%, 5/15/09        BBB        $  3,725     $  3,135
   7.00%, 10/15/06        BBB          11,300        9,957
   7.125%, 10/1/07        BBB           3,200        2,794
   7.125%, 12/15/17       BBB           1,750        1,394
   7.65%, 3/15/11         BBB           2,860        2,491
----------------------------------------------------------
GROUP TOTAL                                         27,821
----------------------------------------------------------
SOVEREIGN & EMERGING MARKETS (1.7%)
Republic of Brazil
   12.75%, 1/15/20        B+            7,500        7,438
Republic of Colombia
   9.75%, 4/23/09         BB+           5,000        4,443
Republic of
  Philipines
   10.625%, 3/16/25       BB+           4,960        4,940
----------------------------------------------------------
GROUP TOTAL                                         16,821
----------------------------------------------------------
SUPERMARKET/DRUG (1.4%)
(+) CA FM Lease Trust
   8.50%, 7/15/17         BBB-          7,700        7,267
Stater Bros.
  Holdings, Inc.
   10.75%, 8/15/06        B             7,410        7,410
----------------------------------------------------------
GROUP TOTAL                                         14,677
----------------------------------------------------------
TECHNOLOGY (0.9%)
Entex Information
  Services, Inc.
   12.50%, 8/1/06         B-            1,490        1,490
(+) Hyundai
  Semiconductor
  America
   8.25%, 5/15/04         B             1,042          954
   8.625%, 5/15/07        B             7,050        6,339
----------------------------------------------------------
GROUP TOTAL                                          8,783
----------------------------------------------------------

                        RATINGS          FACE
                      (STANDARD        AMOUNT        VALUE
                      & POOR'S)         (000)       (000)!
----------------------------------------------------------
TRANSPORTATION (1.2%)
ALPS,
  Series 96-1 DX
   12.75%, 6/15/06        BB-        $  5,653     $  5,653
(+) Jet Equipment
  Trust,
  Series:
  94-C1
   11.79%, 6/15/13        BBB           3,450        3,999
  95-D
   11.44%, 11/1/14        BBB           2,350        2,700
----------------------------------------------------------
GROUP TOTAL                                         12,352
----------------------------------------------------------
UTILITIES (2.4%)
AES Corp.
   8.50%, 11/1/07         B+           10,225        8,921
CMS Energy Corp.
   7.50%, 1/15/09         BB           11,400       10,041
(+) Paiton Energy
  Funding
   9.34%, 2/15/14         CC            6,735        1,364
(+) PSEG Energy
  Holdings
   9.125%, 2/10/04        BBB-            555          555
(+) Ras Laffan
  Liquefied Natural
  Gas Co.
   8.294%, 3/15/14        BBB+          3,290        3,174
----------------------------------------------------------
GROUP TOTAL                                         24,055
----------------------------------------------------------
TOTAL FIXED INCOME SECURITIES ($1,050,966)         958,548
----------------------------------------------------------
                                    SHARES
                                    ------
COMMON STOCK (0.2%)
----------------------------------------------------------
COMMUNICATIONS (0.2%)
* Tele1 Europe B.V.
  ADR
  (Cost $0)                           121,400        2,322
----------------------------------------------------------
CONVERTIBLE PREFERRED STOCK (0.1%)
----------------------------------------------------------
MEDIA & ENTERTAINMENT (0.1%)
*(+) Paxson
  Communications
  Corp. PIK,
  9.75% (Cost $1,130)     N/R          13,123        1,207
----------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HIGH YIELD
PORTFOLIO (UNAUDITED)

                       RATINGS
                      (STANDARD                   VALUE
(CONT'D)              & POOR'S)     SHARES        (000)!
----------------------------------------------------------
PREFERRED STOCKS (2.9%)
----------------------------------------------------------
COMMUNICATIONS (2.3%)
* Concentric Network
  Corp., PIK,
  Series B
   13.50%                 CCC-         59,544     $  6,062
* Dobson
  Communications
  Corp.
   13.00%                 N/R          73,459        7,787
IXC Communications,
  Inc.,
  Series B PIK
   7.25%                  CCC+          7,308        7,747
* Nextel
  Communications,
  Inc.,
   13.00%                 CCC+          2,175        2,207
----------------------------------------------------------
GROUP TOTAL                                         23,803
----------------------------------------------------------
MEDIA & ENTERTAINMENT (0.6%)
Paxson Communications
  Corp.,
   13.25%                 CCC+         56,941        5,779
----------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $25,625)               29,582
----------------------------------------------------------
WARRANTS (0.2%)
----------------------------------------------------------
COMMUNICATIONS (0.2%)
*(+) American Mobile
  Satellite Corp.
  expiring 4/1/08         N/R          62,850          364
*(+) Globalstar
  Telecommunications
  Ltd., expiring
  2/15/04                 N/R           5,250          184
*(+)@ Iridium World
  Communications
  Ltd., expiring
  7/15/05                 N/R           1,920           --

                       RATINGS
                      (STANDARD                   VALUE
                      & POOR'S)     SHARES        (000)!
----------------------------------------------------------
* Occidente y Caribe
  Cellular expiring
  3/15/04                 N/R          56,770      $   852
*(+) OnePoint
  Communications
  Corp. expiring
  6/1/08                  N/R          41,000            4
*(+) Wam!Net, Inc.
  expiring 3/1/05         N/R          18,975           21
----------------------------------------------------------
GROUP TOTAL                                          1,425
----------------------------------------------------------
MEDIA & ENTERTAINMENT (0.0%)
*(+) Paxson
  Communications
  Corp. expiring
  6/30/03                 N/R           3,616            1
----------------------------------------------------------
METALS (0.0%)
*(+) NSM Steel, Inc.
  expiring 2/1/08         N/R       3,231,942            3
(+)@ Republic Technologies
  International LLC expiring
  7/15/09                               5,855           --
----------------------------------------------------------
GROUP TOTAL                                              3
----------------------------------------------------------
TOTAL WARRANTS (Cost $3,751)                         1,429
----------------------------------------------------------
                                     FACE
                                    AMOUNT
                                     (000)
                                    ------
CASH EQUIVALENTS (1.2%)
----------------------------------------------------------
TREASURY BILL (0.0%)
!! U.S. Treasury Bill
  5.33%, 4/20/2000 (Cost $499)    $       500      $   499
----------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                     FACE
                                    AMOUNT        VALUE
                                     (000)        (000)!
----------------------------------------------------------
REPURCHASE AGREEMENT (1.2%)
Chase Securities, Inc. 6.05%,
  dated 3/31/00, due 4/3/00, to
  be repurchased at $11,758,
  collateralized by various
  U.S. Government Obligations,
  due 4/3/00-11/15/02, valued
  at $11,870 (Cost $11,752)       $    11,752   $   11,752
----------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $12,251)               12,251
----------------------------------------------------------
TOTAL INVESTMENTS (99.0%) (Cost $1,093,723)      1,005,339
----------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.0%)
Cash                                                 1,456
Foreign Currency Held as Collateral on
  Futures Contracts (Cost $512)                        515
Interest Receivable                                 21,677
Receivable for Investments Sold                      8,110
Receivable for Fund Shares Sold                      2,340
Receivable for Daily Variation Margin on
  Future Contracts                                      85
Unrealized Gain for Variation Margin                     2
Unrealized Gain on Forward Foreign Currency
  Contracts                                          2,740
Other Assets                                            68
Payable for Investments Purchased                  (13,185)
Payable for Fund Shares Redeemed                   (12,756)
Payable for Investment Advisory Fees                (1,174)
Payable for Administrative Fees                        (69)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                          (52)
Payable for Shareholder Servicing
  Fees-Investment Class                                 (1)
Payable for Distribution Fees-Adviser Class             (4)
Other Liabilities                                      (36)
                                                ----------
                                                     9,716
----------------------------------------------------------
NET ASSETS (100%)                               $1,015,055
----------------------------------------------------------

                                                  VALUE
                                                  (000)!
----------------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------------
NET ASSETS
Applicable to 114,989,660 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                  $  987,193
----------------------------------------------------------
NET ASSET VALUE PER SHARE                       $     8.59
----------------------------------------------------------
INVESTMENT CLASS
----------------------------------------------------------
NET ASSETS
Applicable to 957,602 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)                  $    8,234
----------------------------------------------------------
NET ASSET VALUE PER SHARE                       $     8.60
----------------------------------------------------------
ADVISER CLASS
----------------------------------------------------------
NET ASSETS
Applicable to 2,287,923 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)                  $   19,628
----------------------------------------------------------
NET ASSET VALUE PER SHARE                       $     8.58
----------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                 $1,086,076
Undistributed Net Investment Income (Loss)          24,881
Undistributed Realized Net Gain (Loss)             (10,701)
Unrealized Appreciation (Depreciation) on:
  Investment Services                              (88,384)
  Foreign Currency Transactions                      2,671
  Futures                                              512
----------------------------------------------------------
NET ASSETS                                      $1,015,055
----------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HIGH YIELD
PORTFOLIO (UNAUDITED)

!    See Note A1 to Financial Statements.
*    Non-income producing security
(+)  144A security. Certain conditions for public sale may
      exist.
!!   A portion of these securities was pledged to cover
      margin
+    Moody's Investors Service, Inc. rating. Security is
      not Rated by Standard & Poor's Corporation.
++   Security is fair valued by the Adviser.
a    Security is in default.
#    Step Bond-Coupon rate increases in increments to
      maturity. Rate disclosed is as of March 31, 2000.
      Maturity date disclosed is the ultimate maturity.
##   Variable or floating rate security-rate disclosed is
      as of March 31, 2000.
@    Value is less than $500.
CMO  Collateralized Mortgage Obligation
EUR  Euro
GBP  British Pound
IO   Interest Only
N/R  Not rated by Moody's Investors Service, Inc. or
      Standard & Poor's Corporation.
PCL  Public Company Limited
PIK  Payment-In-Kind Security

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                             STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         MID CAP           MID CAP
                                                                         VALUE            GROWTH             VALUE
                                                                     PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                     ---------         ---------         ---------

                                                                                   Six Months Ended March 31, 2000
(In Thousands)
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends                                                        $ 10,809          $    806          $  3,469
    Interest                                                              299             3,213             1,944
-------------------------------------------------------------------------------------------------------------------------
       Total Income                                                    11,108             4,019             5,413
-------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                                2,756             4,515             3,775
    Administrative Fee--Note C                                            441               721               403
    Custodian Fee--Note E                                                  76                44                28
    Audit Fee                                                              17                 8                 8
    Legal Fee                                                              11                 8                 7
    Filing & Registration Fees                                             34               135                39
    Shareholder Servicing Fee--Investment Class shares--Note D              6                --                17
    Distribution Fees--Adviser Class shares--Note D                       266               628                65
    Other Expenses                                                         93                49                39
-------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                                   3,700             6,108             4,381
-------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note J                                                (36)              (37)              (26)
-------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                                     3,664             6,071             4,355
-------------------------------------------------------------------------------------------------------------------------
          Net Investment Income (Loss)                                  7,444            (2,052)            1,058
-------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                             (91,568)          249,561            97,098
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                             105,848           474,861           123,214
-------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                              14,280           724,422           220,312
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                          $ 21,724          $722,370          $221,370
-------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         SMALL
                                                                           CAP             FIXED              HIGH
                                                                        GROWTH            INCOME             YIELD
                                                                     PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                     ---------         ---------         ---------

                                                                                   Six Months Ended March 31, 2000
(In Thousands)
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends                                                        $    137          $  1,887          $    401
    Interest                                                              590           161,104            52,194
-------------------------------------------------------------------------------------------------------------------------
       Total Income                                                       727           162,991            52,595
-------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                                1,465             8,418             2,327
    Administrative Fee--Note C                                            117             1,796               413
    Custodian Fee--Note E                                                  25               146                23
    Audit Fee                                                               7                24                11
    Legal Fee                                                               1                35                 7
    Filing & Registration Fees                                             41                44                29
    Shareholder Servicing Fee--Investment Class shares--Note D             --                33                 6
    Distribution Fees--Adviser Class shares--Note D                        --               177                22
    Other Expenses                                                          9               194                53
-------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                                   1,665            10,867             2,891
-------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note J                                                (15)             (146)              (23)
-------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                                     1,650            10,721             2,868
-------------------------------------------------------------------------------------------------------------------------
          Net Investment Income (Loss)                                   (923)          152,270            49,727
-------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                              57,894           (71,064)           (3,495)
    Foreign Currency Transactions                                          --                --             5,443
    Futures and Swaps                                                      --             1,048             1,344
-------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                                        57,894           (70,016)            3,292
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                              72,904            13,752           (22,587)
    Foreign Currency Transactions                                          --                --             3,156
    Futures and Swaps                                                      --           (16,947)             (374)
-------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)                          72,904            (3,195)          (19,805)
-------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                             130,798           (73,211)          (16,513)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                          $129,875          $ 79,059          $ 33,214
-------------------------------------------------------------------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                              STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                 (Amounts for the six months ended March 31, 2000 are unaudited)

                                                                              MID CAP                      MID CAP
                                                  VALUE                        GROWTH                       VALUE
                                                PORTFOLIO                    PORTFOLIO                    PORTFOLIO
                                    ---------------------------------------------------------------------------------------------
                                                        Six Months                   Six Months                   Six Months
                                         Year Ended       Ended       Year Ended       Ended       Year Ended       Ended
                                        September 30,   March 31,    September 30,   March 31,    September 30,   March 31,
(In Thousands)                              1999           2000          1999           2000          1999           2000
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income (Loss)          $   27,701      $  7,444     $     (943)     $ (2,052)     $  3,425       $  1,058
   Realized Net Gain (Loss)                 122,925       (91,568)       237,742       249,561       109,808         97,098
   Change in Unrealized
     Appreciation (Depreciation)            134,138       105,848        102,485       474,861        15,607        123,214
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Net Assets Resulting from
        Operations                          284,764        21,724        339,284       722,370       128,840        221,370
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A10
   INSTITUTIONAL CLASS:
     Net Investment Income                  (30,731)       (7,549)            (2)           --        (1,451)        (2,940)
     Realized Net Gain                     (346,188)     (111,639)       (77,567)     (150,641)      (31,726)       (98,166)
   INVESTMENT CLASS:
     Net Investment Income                     (270)          (59)            --            --           (32)           (36)
     Realized Net Gain                       (3,540)       (1,037)            --            --        (1,377)        (2,499)
   ADVISER CLASS:
     Net Investment Income                   (4,810)       (1,471)            --            --            (8)           (79)
     Realized Net Gain                      (52,186)      (26,648)       (14,328)      (53,376)         (355)        (5,142)
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                 (437,725)     (148,403)       (91,897)     (204,017)      (34,949)      (108,862)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                 348,999       143,214        565,037       807,974       370,988        377,896
     In Lieu of Cash Distributions          327,810       110,625         71,047       137,702        31,687         92,684
     Redeemed                            (1,761,799)     (488,296)      (486,282)     (225,661)     (188,868)      (150,995)
   INVESTMENT CLASS:
     Issued                                   6,883         3,996             --            --         6,915         10,928
     In Lieu of Cash Distributions            2,822         1,024             --            --         1,251          2,117
     Redeemed                               (23,620)       (6,487)            --            --        (6,141)       (18,158)
   ADVISER CLASS:
     Issued                                  78,928        54,170        181,375       385,766        40,211         26,408
     In Lieu of Cash Distributions           51,418        27,542         14,192        52,577           363          4,843
     Redeemed                              (173,003)     (106,521)       (24,798)      (42,732)       (7,784)        (8,273)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from
        Capital Share Transactions       (1,141,562)     (260,733)       320,571     1,115,626       248,622        337,450
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)             (1,294,523)     (387,412)       567,958     1,633,979       342,513        449,958
NET ASSETS:
   Beginning of Period                    2,638,035     1,343,512        481,013     1,048,971       444,335        786,848
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                         $1,343,512      $956,100     $1,048,971     2$,682,950     $786,848      1$,236,806
---------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(Amounts for the six months ended March 31, 2000 are unaudited)

                                                                              MID CAP                      MID CAP
                                                  VALUE                        GROWTH                       VALUE
                                                PORTFOLIO                    PORTFOLIO                    PORTFOLIO
                                    ---------------------------------------------------------------------------------------------
                                                        Six Months                   Six Months                   Six Months
                                         Year Ended       Ended       Year Ended       Ended       Year Ended       Ended
                                        September 30,   March 31,    September 30,   March 31,    September 30,   March 31,
(In Thousands)                              1999           2000          1999           2000          1999           2000
---------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment
     income (loss) included in end
     of period net assets                $    5,140      $  3,505      $      2       $ (2,050)    $    3,056      $  1,059
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                           22,907        11,978        24,011         24,783         17,268        16,946
     In Lieu of Cash Distributions           23,236         9,485         3,801          4,778          1,661         4,550
     Shares Redeemed                       (117,686)      (39,899)      (20,418)        (6,959)        (9,185)       (6,694)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Institutional Class Shares
        Outstanding                         (71,543)      (18,436)        7,394         22,602          9,744        14,802
---------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS:
     Shares Issued                              440           339            --             --            324           496
     In Lieu of Cash Distributions              200            88            --             --             66           104
     Shares Redeemed                         (1,547)         (540)           --             --           (279)         (806)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Investment Class Shares
        Outstanding                            (907)         (113)           --             --            111          (206)
---------------------------------------------------------------------------------------------------------------------------------
   ADVISER CLASS:
     Shares Issued                            5,078         4,506         7,873         11,847          1,930         1,183
     In Lieu of Cash Distributions            3,645         2,365           763          1,839             19           238
     Shares Redeemed                        (11,461)       (8,602)       (1,101)        (1,286)          (362)         (374)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Adviser Class Shares
        Outstanding                          (2,738)       (1,731)        7,535         12,400          1,587         1,047
---------------------------------------------------------------------------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                              STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                 (Amounts for the six months ended March 31, 2000 are unaudited)

                                                SMALL CAP                      FIXED                         HIGH
                                                  GROWTH                       INCOME                       YIELD
                                                PORTFOLIO                    PORTFOLIO                    PORTFOLIO
                                   ----------------------------------------------------------------------------------------------
                                                        Six Months                   Six Months                   Six Months
                                         Year Ended       Ended       Year Ended       Ended       Year Ended       Ended
                                        September 30,   March 31,    September 30,   March 31,    September 30,   March 31,
(In Thousands)                              1999           2000          1999           2000          1999           2000
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income (Loss)           $   (154)     $     (923)    $314,624      $  152,270     $ 87,828      $   49,727
   Realized Net Gain (Loss)                 15,676          57,894     (123,134)        (70,016)      (8,975)          3,292
   Change in Unrealized
     Appreciation (Depreciation)            12,161          72,904     (176,179)         (3,195)      (6,643)        (19,805)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Net Assets Resulting
        from Operations                     27,683         129,875       15,311          79,059       72,210          33,214
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A10
   INSTITUTIONAL CLASS:
     Net Investment Income                      --              --     (273,978)       (153,429)     (75,740)        (52,672)
     Realized Net Gain                          --         (20,468)          --              --       (3,816)             --
     In Excess of Realized Net
       Gain                                     --              --     (112,821)             --      (13,719)             --
   INVESTMENT CLASS:
     Net Investment Income                      --              --       (2,372)         (1,472)        (674)           (331)
     Realized Net Gain                          --              --           --              --          (37)             --
     In Excess of Realized Net
       Gain                                     --              --       (1,138)             --         (131)             --
   ADVISER CLASS:
     Net Investment Income                      --              --       (7,874)         (4,967)      (1,019)           (891)
     Realized Net Gain                          --              --           --              --          (40)             --
     In Excess of Realized Net
       Gain                                     --              --       (3,280)             --         (145)             --
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                      --         (20,468)    (401,463)       (159,868)     (95,321)        (53,894)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                 81,536         370,838      958,460         426,275      564,421         266,034
     In Lieu of Cash Distributions              --          18,296      349,941         135,413       64,229          35,894
     Redeemed                              (18,994)       (106,470)  (1,222,480)       (431,592)    (371,320)       (232,039)
   INVESTMENT CLASS:
     Issued                                     --              --       24,497          11,364        5,963           2,557
     In Lieu of Cash Distributions              --              --        2,637           1,146          799             331
     Redeemed                                   --              --      (33,777)         (4,933)     (10,904)         (1,585)
   ADVISER CLASS:
     Issued                                     --              --       38,314          26,419       28,455          14,610
     In Lieu of Cash Distributions              --              --        8,285           3,750        1,072             778
     Redeemed                                   --              --      (25,174)        (26,831)     (25,988)         (9,069)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        from Capital Share
        Transactions                        62,542         282,664      100,703         141,011      256,727          77,511
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                90,225         392,071     (285,449)         60,202      233,616          56,831
NET ASSETS:
   Beginning of Period                       3,004          93,229    4,805,262       4,519,813      724,608         958,224
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                          $ 93,229      $  485,300    4$,519,813     $4,580,015     $958,224      $1,015,055
---------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(Amounts for the six months ended March 31, 2000 are unaudited)

                                             SMALL CAP                       FIXED                          HIGH
                                               GROWTH                       INCOME                          YIELD
                                             PORTFOLIO                     PORTFOLIO                      PORTFOLIO
                                -------------------------------------------------------------------------------------------------
                                                     Six Months                    Six Months                     Six Months
                                      Year Ended       Ended       Year Ended        Ended        Year Ended        Ended
                                     September 30,   March 31,    September 30,    March 31,     September 30,    March 31,
(In Thousands)                           1999           2000          1999            2000           1999            2000
---------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment
     income (loss) included in
     end of period net assets          $     --      $     (923)      $  82,491     $  74,893         $ 29,048     $  24,881
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                        3,253           7,338          82,479        38,845           62,967        30,702
     In Lieu of Cash
       Distributions                         --             412          30,023        12,356            7,249         4,170
     Shares Redeemed                       (715)         (1,993)       (105,699)      (39,139)         (41,499)      (26,779)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        in Institutional Class
        Shares Outstanding                2,538           5,757           6,803        12,062           28,717         8,093
---------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS:
     Shares Issued                           --              --           2,128         1,029              671           296
     In Lieu of Cash
       Distributions                         --              --             225           105               90            38
     Shares Redeemed                         --              --          (2,881)         (448)          (1,210)         (179)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        in Investment Class
        Shares Outstanding                   --              --            (528)          686             (449)          155
---------------------------------------------------------------------------------------------------------------------------------
   ADVISER CLASS:
     Shares Issued                           --              --           3,302         2,412            3,188         1,683
     In Lieu of Cash
       Distributions                         --              --             710           342              120            90
     Shares Redeemed                         --              --          (2,166)       (2,443)          (2,883)       (1,050)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        in Adviser Class
        Shares Outstanding                   --              --           1,846           311              425           723
---------------------------------------------------------------------------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period
                 (Amounts for the six months ended March 31, 2000 are unaudited)

                                                                               Institutional Class
                                                 --------------------------------------------------------------------------------
                                                                                                                  Six Months
                                                                    Year Ended September 30,                           Ended
VALUE PORTFOLIO                                  --------------------------------------------------------------    March 31,
                                                       1995         1996        1997+         1998        1999+         2000
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $    12.63   $    14.89   $    15.61   $    20.37   $    15.16   $    13.59
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                               0.31         0.30         0.34         0.34         0.21         0.10
   Net Realized and Unrealized Gain (Loss)
     on Investments                                    3.34         2.20         5.75        (3.38)        1.11         0.24
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                       3.65         2.50         6.09        (3.04)        1.32         0.34
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                              (0.31)       (0.32)       (0.30)       (0.36)       (0.28)       (0.10)
   Realized Net Gain                                  (1.08)       (1.46)       (1.03)       (1.81)       (2.61)       (1.66)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   (1.39)       (1.78)       (1.33)       (2.17)       (2.89)       (1.76)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $    14.89   $    15.61   $    20.37   $    15.16   $    13.59   $    12.17
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                         32.58%       18.41%       41.25%      (16.41%)       8.30%        3.12%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)         $1,271,586   $1,844,740   $3,542,772   $2,288,236   $1,079,356   $  741,992
   Ratio of Expenses to Average Net Assets (1)        0.60%        0.61%        0.62%        0.60%        0.63%        0.62%*
   Ratio of Net Investment Income to
     Average Net Assets                               2.43%        2.07%        1.93%        1.76%        1.38%        1.40%*
   Portfolio Turnover Rate                              56%          53%          46%          56%          53%          22%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO
    OF EXPENSES TO AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                  0.60%        0.60%        0.61%        0.59%        0.62%        0.61%*
---------------------------------------------------------------------------------------------------------------------------------

*    Annualized
+    Per share amounts are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
(Amounts for the six months ended March 31, 2000 are unaudited)

VALUE PORTFOLIO
(CONTINUED)

                                                             Investment Class
                                  ------------------------------------------------------------
                                                                                         Six
                                         May 6,    Year Ended September 30,           Months
                                      1996** to    --------------------------          Ended
                                  September 30,     1997+       1998    1999+      March 31,
                                           1996                                         2000
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD                        $       14.97   $ 15.60   $  20.36   $15.15        $13.38
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
   Net Investment Income                   0.12      0.31       0.31     0.19          0.08
   Net Realized and
     Unrealized Gain (Loss)
     on Investments                        0.59      5.75      (3.38)    1.12          0.25
----------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
 OPERATIONS                                0.71      6.06      (3.07)    1.31          0.33
----------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                  (0.08)    (0.27)     (0.33)   (0.27)         (0.09)
   Realized Net Gain                         --     (1.03)     (1.81)   (2.61)         (1.66)
----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                       (0.08)    (1.30)     (2.14)   (2.88)         (1.75)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                           $       15.60   $ 20.36   $  15.15   $13.58       $  12.16
----------------------------------------------------------------------------------------------
TOTAL RETURN                              4.78%    41.01%    (16.55%)   8.20%           3.00%
----------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period
     (Thousands)                  $       9,244   $29,847   $ 24,527 $9,673           $7,289
   Ratio of Expenses to
     Average Net Assets (2)               0.76%*    0.80%      0.75%    0.78%           0.77%
   Ratio of Net Investment
     Income to Average Net
     Assets                               2.05%*    1.75%      1.62%    1.25%           1.25%*
   Portfolio Turnover Rate                  53%       46%        56%      53%             22%
----------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION
    ON THE RATIO OF EXPENSES
    TO AVERAGE NET ASSETS:
     Reduction in Ratio due
       to Expense
       Reimbursement/
       Waiver                               N/A     0.09%        N/A      N/A             N/A
     Ratio Including Expense
       Offsets                            0.75%*    0.79%      0.74%    0.77%           0.77%*
----------------------------------------------------------------------------------------------


                                                        Adviser Class

                                ------------------------------------------------------------
                                    July 17,      Year Ended September 30,       Six Months
                                  1996*** to       ----------------------             Ended
                                September 30,      1997+       1998      1999+    March 31,
                                         1996                                          2000
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD                      $       14.11   $  15.61   $  20.35   $  15.13   $    13.57
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
   Net Investment Income                 0.01       0.30       0.29       0.17         0.06
   Net Realized and
     Unrealized Gain (Loss)
     on Investments                      1.49       5.74      (3.38)      1.12         0.26
--------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
 OPERATIONS                              1.50       6.04      (3.09)      1.29         0.32
--------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                   --      (0.27)     (0.32)     (0.24)       (0.08)
   Realized Net Gain                       --      (1.03)     (1.81)     (2.61)       (1.66)
--------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        --      (1.30)     (2.13)     (2.85)       (1.74)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                         $       15.61   $  20.35   $  15.13   $  13.57   $    12.15
--------------------------------------------------------------------------------------------
TOTAL RETURN                            10.63%     40.87%    (16.66%)     8.10%        2.89%
--------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period
     (Thousands)                $      15,493   $201,253   $325,272   $254,483   $  206,819
   Ratio of Expenses to
     Average Net Assets (2)             0.86%*     0.90%      0.85%      0.88%        0.87%*
   Ratio of Net Investment
     Income to Average Net
     Assets                             1.66%*     1.63%      1.52%      1.10%        1.14%*
   Portfolio Turnover Rate                53%        46%        56%        53%          22%
--------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION
    ON THE RATIO OF EXPENSES
    TO AVERAGE NET ASSETS:
     Reduction in Ratio due
       to Expense
       Reimbursement/
       Waiver                             N/A        N/A        N/A        N/A          N/A
     Ratio Including Expense
       Offsets                          0.85%*     0.89%      0.84%      0.87%        0.86%*
--------------------------------------------------------------------------------------------

*    Annualized
**   Initial offering of Investment Class shares
***  Initial offering of Adviser Class shares
+    Per share amounts are based on average shares outstanding.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period
                 (Amounts for the six months ended March 31, 2000 are unaudited)


                                                                               Institutional Class
                                                         ------------------------------------------------------------------------

                                                                                                                Six Months
                                                                              Year Ended September 30,               Ended
MID CAP GROWTH PORTFOLIO                                 ----------------------------------------------------     March 31,
                                                             1995       1996       1997       1998       1999         2000
---------------------------------------------------------------------------------------------------------------------------------
NET VALUE, BEGINNING OF PERIOD                           $  16.29   $  18.60   $  20.53   $  21.84   $  18.62     $  25.77
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.03       0.01      (0.01)     (0.03)     (0.01)       (0.02)
   Net Realized and Unrealized Gain (Loss) on
     Investments                                             4.21       4.70       4.75       0.24      10.65        14.02
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                             4.24       4.71       4.74       0.21      10.64        14.00
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                    (0.03)     (0.03)        --         --      (0.00)++         --
   Realized Net Gain                                        (1.90)     (2.75)     (3.43)     (3.43)     (3.49)       (4.27)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                         (1.93)     (2.78)     (3.43)     (3.43)     (3.49)       (4.27)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  18.60   $  20.53   $  21.84   $  18.62   $  25.77   $    35.50
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               30.56%     28.81%     28.05%      2.00%     64.27%       57.84%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                 $373,547   $403,281   $446,963   $429,955   $785,659   $1,884,646
   Ratio of Expenses to Average Net Assets (1)              0.61%      0.60%      0.63%      0.62%      0.62%        0.61%*
   Ratio of Net Investment Income to Average Net
     Assets                                                 0.21%      0.04%     (0.07%)    (0.13%)    (0.07%)      (0.16%)*
   Portfolio Turnover Rate                                   129%       141%       134%       172%       208%         108%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
    EXPENSES TO AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                        0.60%      0.60%      0.61%      0.60%      0.60%        0.60%*
---------------------------------------------------------------------------------------------------------------------------------

*    Annualized.
++   Amount is less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
(Amounts for the six months ended March 31, 2000 are unaudited)

MID CAP GROWTH PORTFOLIO
(CONTINUED)

                                                                                  Adviser Class
                                                                 -------------------------------------------------------
                                                                    January 31,           Year Ended   Six Months
                                                                      1997** to        September 30,        Ended
                                                                  September 30,   ------------------    March 31,
                                                                           1997      1998       1999         2000
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $       17.04   $ 21.81   $  18.55   $    25.59
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                           (0.02)    (0.03)     (0.05)       (0.03)
   Net Realized and Unrealized Gain (Loss) on Investments                  4.79      0.20      10.58        13.90
------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                           4.77      0.17      10.53        13.87
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Realized Net Gain                                                         --     (3.43)     (3.49)       (4.27)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $       21.81   $ 18.55   $  25.59   $    35.19
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                             27.99%     1.79%     63.87%       57.68%
------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                          $       1,200   $51,058   $263,312   $  798,304
   Ratio of Expenses to Average Net Assets (2)                            0.88%*    0.87%      0.88%        0.86%*
   Ratio of Net Investment Income to Average Net Assets                  (0.41%)*  (0.25%)    (0.31%)      (0.41%)*
   Portfolio Turnover Rate                                                 134%      172%       208%         108%
------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                                      0.86%*    0.84%      0.86%        0.85%*
------------------------------------------------------------------------------------------------------------------------

*    Annualized
**   Initial offering of Adviser Class shares

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period
                 (Amounts for the six months ended March 31, 2000 are unaudited)

                                                                        Institutional Class
                                                     ---------------------------------------------------------------------
                                                      December 30,            Year Ended September 30,          Six Months
                                                         1994** to   ----------------------------------------        Ended
                                                     September 30,      1996      1997+      1998+      1999+    March 31,
MID CAP VALUE PORTFOLIO                                       1995                                                   2000+
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $       10.00   $ 13.45   $  14.49   $  21.80   $  18.12   $    21.88
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                      0.55L     0.11       0.05       0.08       0.12         0.03
   Net Realized and Unrealized Gain (Loss) on
     Investments                                              2.90      2.52       8.37      (1.53)      5.01         4.70
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                              3.45      2.63       8.42      (1.45)      5.13         4.73
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                        --     (0.55)     (0.10)     (0.04)     (0.06)       (0.08)
   Realized Net Gain                                            --     (1.04)     (1.01)     (2.19)     (1.31)       (2.57)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                             --     (1.59)     (1.11)     (2.23)     (1.37)       (2.65)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $       13.45   $ 14.49   $  21.80   $  18.12   $  21.88   $    23.96
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                34.50%    22.30%     61.40%     (6.92%)    29.44%       23.79%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)             $       4,507   $50,449   $220,260   $420,555   $721,015   $1,144,505
   Ratio of Expenses to Average Net Assets (1)               0.93%*    0.88%      0.90%      0.90%      0.87%        0.85%*
   Ratio of Net Investment Income to Average
     Net Assets                                             10.13%*L   1.61%      0.28%      0.40%      0.57%        0.23%*
   Portfolio Turnover Rate                                    639%L     377%       184%       213%       244%         135%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
    EXPENSES TO AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                                  2.13%*    0.18%      0.02%        N/A        N/A          N/A
     Ratio Including Expense Offsets                         0.88%*    0.88%      0.88%      0.88%      0.86%        0.85%*
---------------------------------------------------------------------------------------------------------------------------------

*    Annualized
**   Commencement of Operations
+    Per share amounst are based upon average shares outstanding.
L    Net Investment Income, the Ratio of Net Investment Income to
     Average Net Assets and the Portfolio Turnover Rate reflect activity relating to a nonrecurring initiative to invest in higher-paying dividend income producing securities.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
(Amounts for the six months ended March 31, 2000 are unaudited)

MID CAP VALUE PORTFOLIO
(CONTINUED)

                                                                 Investment Class
                                           -----------------------------------------------------------
                                                 May 10,       Year Ended September 30,   Six Months
                                              1996*** to      -------------------------        Ended
                                           September 30,      1997+     1998+     1999+    March 31,
                                                    1996                                       2000+
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $       13.77   $  14.48   $ 21.75   $ 18.05   $    21.80
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                            0.04       0.01      0.05      0.09         0.01
   Net Realized and Unrealized Gain
     (Loss) on Investments                          0.67       8.36     (1.53)     5.00         4.69
------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                    0.71       8.37     (1.48)     5.09         4.70
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                              --      (0.09)    (0.03)    (0.03)       (0.04)
   Realized Net Gain                                  --      (1.01)    (2.19)    (1.31)       (2.57)
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   --      (1.10)    (2.22)    (1.34)       (2.61)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $       14.48   $  21.75   $ 18.05   $ 21.80   $    23.89
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       5.16%     61.05%    (7.08%)   29.30%       23.71%
------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period
     (Thousands)                           $         127   $  1,238   $18,861   $25,197   $   22,700
   Ratio of Expenses to Average Net
     Assets (2)                                    1.03%*     1.09%     1.05%     1.02%        1.00%*
   Ratio of Net Investment Income to
     Average Net Assets                            0.86%*     0.04%     0.25%     0.42%        0.11%*
   Portfolio Turnover Rate                          377%       184%      213%      244%         135%
------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE
    RATIO OF EXPENSES TO AVERAGE NET
    ASSETS:
     Reduction in Ratio due to
       Expense Reimbursement/Waiver                0.14%*     4.60%       N/A       N/A          N/A
     Ratio Including Expense Offsets               1.03%*     1.07%     1.03%     1.01%        1.00%*
------------------------------------------------------------------------------------------------------

                                                         Adviser Class
                                         --------------------------------------------
                                              July 17,                   Six Months
                                           1998**** to      Year Ended        Ended
                                         September 30,   September 30,    March 31,
                                                 1998+           1999+        2000+
-------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD     $       21.82   $       18.12   $    21.86
-------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                          0.01            0.07         0.00++
   Net Realized and Unrealized Gain
     (Loss) on Investments                       (3.71)           5.01         4.70
-------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 (3.70)           5.08         4.70
-------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                            --           (0.03)       (0.04)
   Realized Net Gain                                --           (1.31)       (2.57)
-------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                 --           (1.34)       (2.61)
-------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $       18.12   $       21.86   $    23.95
-------------------------------------------------------------------------------------
TOTAL RETURN                                   (16.96%)         29.12%       23.65%
-------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period
     (Thousands)                         $       4,919   $      40,636   $   69,601
   Ratio of Expenses to Average Net
     Assets (2)                                  1.24%*          1.12%        1.11%*
   Ratio of Net Investment Income to
     Average Net Assets                          0.25%*          0.33%       (0.04%)*
   Portfolio Turnover Rate                        213%            244%         135%
-------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE
    RATIO OF EXPENSES TO AVERAGE NET
    ASSETS:
     Reduction in Ratio due to
       Expense Reimbursement/Waiver                N/A             N/A          N/A
     Ratio Including Expense Offsets             1.17%*          1.11%        1.10%*
-------------------------------------------------------------------------------------

*     Annualized
***   Initial offering of Investment Class shares
****  Initial offering of Adviser Class shares
+     Per share amounts are based upon average shares outstanding.
++    Amount is less than $0.01 per share.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period
                 (Amounts for the six months ended March 31, 2000 are unaudited)


                                                                                  Institutional Class
                                                                  -------------------------------------------------------
                                                                       June 30,               Year      Six Months
                                                                      1998** to              Ended           Ended
                                                                  September 30,      September 30,       March 31,
SMALL CAP GROWTH PORTFOLIO                                                 1998              1999+            2000
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $       10.00      $        8.57      $    32.28
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                           (0.01)             (0.13)          (0.11)
   Net Realized and Unrealized Gain (Loss) on Investments                 (1.42)             23.84           28.36
-------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                          (1.43)             23.71           28.25
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Realized Net Gain                                                         --                 --           (4.40)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $        8.57      $       32.28      $    56.13
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                            (14.30%)           276.66%          91.13%
-------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                          $       3,004      $      93,229      $  485,300
   Ratio of Expenses to Average Net Assets (1)                            1.16%*             1.18%           1.14%*
   Ratio of Net Investment Income (Loss) to Average Net
     Assets                                                              (0.46%)*           (0.50%)         (0.63%)*
   Portfolio Turnover Rate                                                  67%               300%            113%
-------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense Reimbursement/Waiver               3.67%*             0.15%             N/A
     Ratio Including Expense Offsets                                      1.15%*             1.15%           1.13%*
-------------------------------------------------------------------------------------------------------------------------

*    Annualized
**   Commencement of Operations
+    Per share amounts are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
(Amounts for the six months ended March 31, 2000 are unaudited)

                                                                             Institutional Class
                                                                  --------------------------------------
                                                                           Year Ended September 30,
FIXED INCOME PORTFOLIO                                            --------------------------------------
                                                                        1995                        1996
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    10.93                  $    11.82
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                0.80                        0.78
   Net Realized and Unrealized Gain (Loss) on Investments               0.69                        0.08
--------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                        1.49                        0.86
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                               (0.60)                      (0.79)
   Realized Net Gain                                                      --                       (0.06)
   In Excess of Realized Net Gain                                         --                          --
--------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                    (0.60)                      (0.85)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $    11.82                  $    11.83
--------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                          14.19%                       7.63%
--------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                          $1,487,409                  $1,790,146
   Ratio of Expenses to Average Net Assets (1)                         0.49%                       0.48%
   Ratio of Net Investment Income to Average Net Assets                7.28%                       6.77%
   Portfolio Turnover Rate                                              140%                        162%
--------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                                   0.48%                       0.48%
--------------------------------------------------------------------------------------------------------

                                                                                         Institutional Class
                                                                   --------------------------------------------------------------
                                                                        Year Ended September 30,
                                                                   --------------------------------------------------------------
                                                                   1997+                       1998+                       1999+
                                                                   --------------------------------------------------------------
FIXED INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $    11.83                  $    12.22                  $    12.22
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                            0.80                        0.78                        0.77
   Net Realized and Unrealized Gain (Loss) on Investments           0.50                        0.14                       (0.72)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                    1.30                        0.92                        0.05
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                           (0.78)                      (0.75)                      (0.71)
   Realized Net Gain                                               (0.13)                      (0.17)                         --
   In Excess of Realized Net Gain                                     --                          --                       (0.30)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                (0.91)                      (0.92)                      (1.01)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $    12.22                  $    12.22                  $    11.26
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      11.47%                       7.90%                       0.33%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                      $3,219,987                  $4,625,015                  $4,338,939
   Ratio of Expenses to Average Net Assets (1)                     0.49%                       0.48%                       0.48%
   Ratio of Net Investment Income to Average Net Assets            6.73%                       6.49%                       6.62%
   Portfolio Turnover Rate                                          179%                        121%                        103%
--------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                               0.48%                       0.47%                       0.47%
--------------------------------------------------------------------------------------------------------------------------------

                                                          Institutional Class
                                                          -------------------
                                                                  Six Months
                                                                      Ended
                                                                   March 31,
                                                                        2000
                                                          --------------------
FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $    11.26
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                            0.38
   Net Realized and Unrealized Gain (Loss) on Investments          (0.19)
--------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                    0.19
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                           (0.40)
   Realized Net Gain                                                  --
   In Excess of Realized Net Gain                                     --
--------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                (0.40)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $    11.05
--------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       1.75%
--------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                      $4,391,593
   Ratio of Expenses to Average Net Assets (1)                     0.47%*
   Ratio of Net Investment Income to Average Net Assets            6.77%*
   Portfolio Turnover Rate                                           34%
--------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                               0.47%*
--------------------------------------------------------------------------------------------------------

*    Annualized
+    Per share amounts are based on average shares outstanding.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period
                 (Amounts for the six months ended March 31, 2000 are unaudited)

FIXED INCOME PORTFOLIO
(CONTINUED)

                                                                 Investment Class
                                              -----------------------------------------------
                                                October 15,          Year Ended   Six Months
                                                  1996** to       September 30,        Ended
                                              September 30,       -------------    March 31,
                                                      1997+     1998+     1999+         2000
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $       11.80   $ 12.22   $ 12.22   $    11.27
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                               0.75      0.76      0.76         0.36
   Net Realized and Unrealized Gain
     (Loss) on Investments                             0.40      0.14     (0.72)       (0.18)
---------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                       1.15      0.90      0.04         0.18
---------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                              (0.60)    (0.73)    (0.69)       (0.40)
   Realized Net Gain                                  (0.13)    (0.17)       --           --
   In Excess of Realized Net Gain                        --        --     (0.30)          --
---------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   (0.73)    (0.90)    (0.99)       (0.40)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $       12.22   $ 12.22   $ 11.27   $    11.05
---------------------------------------------------------------------------------------------
TOTAL RETURN                                         10.07%     7.72%     0.24%        1.62%
---------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)      $       9,527   $48,944   $39,165   $   46,006
   Ratio of Expenses to Average Net
     Assets (2)                                       0.66%*    0.63%     0.63%        0.62%*
   Ratio of Net Investment Income to
     Average Net Assets                               6.57%*    6.31%     6.50%        6.61%*
   Portfolio Turnover Rate                             179%      121%      103%          34%
---------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE
    RATIO OF EXPENSES TO AVERAGE NET
    ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                           0.12%*      N/A       N/A          N/A
     Ratio Including Expense Offsets                  0.65%*    0.62%     0.62%        0.62%*
---------------------------------------------------------------------------------------------

                                                                   Adviser Class
                                              --------------------------------------------------
                                                November 7,            Year Ended    Six Months
                                                 1996*** to         September 30,         Ended
                                              September 30,       ---------------     March 31,
                                                      1997+      1998+      1999+          2000
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $       12.04   $  12.22   $  12.23    $    11.26
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                               0.70       0.75       0.74          0.36
   Net Realized and Unrealized Gain
     (Loss) on Investments                             0.20       0.14      (0.72)        (0.19)
------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                       0.90       0.89       0.02          0.17
------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                              (0.59)     (0.71)     (0.69)        (0.39)
   Realized Net Gain                                  (0.13)     (0.17)        --            --
   In Excess of Realized Net Gain                        --         --      (0.30)           --
------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   (0.72)     (0.88)     (0.99)        (0.39)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $       12.22   $  12.23   $  11.26    $    11.04
------------------------------------------------------------------------------------------------
TOTAL RETURN                                          7.79%      7.63%      0.07%         1.60%
------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)      $      76,683   $131,303   $141,709    $  142,416
   Ratio of Expenses to Average Net
     Assets (2)                                       0.77%*     0.73%      0.73%         0.72%*
   Ratio of Net Investment Income to
     Average Net Assets                               6.50%*     6.22%      6.38%         6.52%*
   Portfolio Turnover Rate                             179%       121%       103%           34%
------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE
    RATIO OF EXPENSES TO AVERAGE NET
    ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                           0.01%*       N/A        N/A           N/A
     Ratio Including Expense Offsets                  0.76%*     0.72%      0.72%         0.72%*
------------------------------------------------------------------------------------------------

*    Annualized
**   Initial offering of Investment Class shares
***  Initial offering of Adviser Class shares
+    Per share amounts are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
(Amounts for the six months ended March 31, 2000 are unaudited)


                                                                                    Institutional Class
                                                     ----------------------------------------------------------------------------
                                                                        Year Ended September 30,                Six Months
                                                     --------------------------------------------------------        Ended
HIGH YIELD PORTFOLIO                                     1995        1996      1997+       1998+       1999+     March 31,
                                                                                                                      2000
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   8.97    $   9.08    $   9.32    $  10.15    $   8.99   $     8.77
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                 0.90        0.88        0.86        0.85        0.86         0.42
   Net Realized and Unrealized Gain (Loss) on
     Investments                                         0.19        0.28        0.87       (0.93)      (0.10)       (0.13)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                         1.09        1.16        1.73       (0.08)       0.76         0.29
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                (0.85)      (0.92)      (0.87)      (0.82)      (0.79)       (0.47)
   Realized Net Gain                                    (0.08)         --       (0.03)      (0.26)      (0.04)          --
   In Excess of Realized Net Gain                       (0.05)         --          --          --       (0.15)          --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     (0.98)      (0.92)      (0.90)      (1.08)      (0.98)       (0.47)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $   9.08    $   9.32    $  10.15    $   8.99    $   8.77   $     8.59
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           13.58%      13.83%      19.90%      (1.17%)      8.81%        3.38%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)             $220,785    $289,810    $523,899    $703,110    $937,482   $  987,193
   Ratio of Expenses to Average Net Assets (1)          0.50%       0.49%       0.51%       0.50%       0.49%        0.55%*
   Ratio of Net Investment Income to Average
     Net Assets                                        10.68%      10.04%       9.05%       8.74%       9.61%        9.61%*
   Portfolio Turnover Rate                                96%        115%         96%         75%         45%          20%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
    EXPENSES TO AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                    0.49%       0.48%       0.50%       0.48%       0.48%        0.55%*
---------------------------------------------------------------------------------------------------------------------------------

*    Annualized
+    Per share amounts are based on average shares outstanding.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period
                 (Amounts for the six months ended March 31, 2000 are unaudited)

HIGH YIELD PORTFOLIO
(CONTINUED)


                                                              Investment Class
                                       ---------------------------------------------------------

                                             May 21,      Year Ended September 30,   Six Months
                                           1996** to       -----------------------        Ended
                                       September 30,     1997+     1998+     1999+    March 31,
                                                1996                                       2000
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                $        9.06   $  9.31   $ 10.16    $ 9.00   $     8.78
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                        0.31      0.84      0.83      0.85         0.39
   Net Realized and Unrealized
     Gain (Loss) on Investments                 0.16      0.88     (0.93)    (0.10)       (0.11)
------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                0.47      1.72     (0.10)     0.75         0.28
------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                       (0.22)    (0.84)    (0.80)    (0.78)       (0.46)
   Realized Net Gain                              --     (0.03)    (0.26)    (0.04)          --
   In Excess of Realized Net Gain                 --        --        --     (0.15)          --
------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            (0.22)    (0.87)    (1.06)    (0.97)       (0.46)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $        9.31   $ 10.16   $  9.00    $ 8.78   $     8.60
------------------------------------------------------------------------------------------------
TOTAL RETURN                                   5.34%    19.77%    (1.37%)    8.67%        3.21%
------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period
     (Thousands)                       $       5,139   $10,916   $11,262    $7,041   $    8,234
   Ratio of Expenses to Average
     Net Assets (2)                            0.62%*    0.70%     0.65%     0.64%        0.70%*
   Ratio of Net Investment Income
     to Average Net Assets                    11.06%*    8.84%     8.58%     9.50%        9.46%*
   Portfolio Turnover Rate                      115%       96%       75%       45%          20%
------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON
    THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
     Reduction in Ratio due to
       Expense Reimbursement/
       Waiver                                    N/A     0.22%       N/A       N/A          N/A
     Ratio Including Expense
       Offsets                                 0.61%*    0.69%     0.63%     0.63%        0.70%*
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------


                                                     Adviser Class
                                   --------------------------------------------------
                                     January 31,      Year Ended        Six Months
                                      1997*** to     September 30,           Ended
                                   September 30,   ------------------    March 31,
                                           1997+     1998+    1999+           2000
                                   --------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                            $        9.39   $ 10.15   $  8.99   $     8.76
-------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                    0.56      0.83      0.84         0.33
   Net Realized and Unrealized
     Gain (Loss) on Investments             0.59     (0.93)    (0.11)       (0.05)
-------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS            1.15     (0.10)     0.73         0.28
-------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                   (0.39)    (0.80)    (0.77)       (0.46)
   Realized Net Gain                          --     (0.26)    (0.04)          --
   In Excess of Realized Net Gain             --        --     (0.15)          --
-------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        (0.39)    (1.06)    (0.96)       (0.46)
-------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $       10.15   $  8.99   $  8.76   $     8.58
-------------------------------------------------------------------------------------
TOTAL RETURN                              12.63%    (1.37%)    8.44%        3.21%
-------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period
     (Thousands)                   $       4,327   $10,236   $13,701   $   19,628
   Ratio of Expenses to Average
     Net Assets (2)                        0.78%*    0.75%     0.74%        0.80%*
   Ratio of Net Investment Income
     to Average Net Assets                 8.68%*    8.55%     9.29%        9.29%*
   Portfolio Turnover Rate                   96%       75%       45%          20%
-------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON
    THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
     Reduction in Ratio due to
       Expense Reimbursement/
       Waiver                                N/A       N/A       N/A          N/A
     Ratio Including Expense
       Offsets                             0.76%*    0.73%     0.73%        0.80%*
-------------------------------------------------------------------------------------
 -

*    Annualized
**   Initial offering of Investment                         Class shares
***  Initial offering of Adviser Cl                         ass shares
+    Per share amounts are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

MAS Funds (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. At March 31, 2000, the Fund was comprised of twenty-two active portfolios (each referred to as a "Portfolio"). The Funds offer up to three different classes of shares for certain Portfolios -- Institutional Class shares, Investment Class shares and Adviser Class shares.

Each class of shares has identical voting rights (except shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights, except each class bears different distribution fees as described in Note D. The accompanying financial statements and financial highlights are those of the Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Growth Portfolio, Fixed Income Portfolio and High Yield Portfolio only. The financial statements for the remaining Portfolios are presented separately.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

 1. SECURITY VALUATION: Market values for equity securities listed on the New York Stock Exchange ("NYSE") or other U.S. exchanges or NASDAQ are based on the latest quoted sales prices as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on the valuation date; securities not traded on the valuation date are valued at the mean of the most recent quoted bid and asked prices. Equity securities not listed are valued at the mean of the most recent bid and asked prices. Securities listed on foreign exchanges are valued at the latest quoted sales prices. Bonds, including municipal bonds, and other fixed income securities are valued using brokers' quotations or on the basis of prices, provided by a pricing service, which are based primarily on institutional size trading in similar groups of securities. Mortgage-backed securities issued by certain government-related organizations are valued using brokers' quotations which are based on a matrix system which considers such factors as other security prices, yields and maturities. Short-term securities are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value. Securities for which no quotations are readily available (including restricted securities) are valued at their fair value as determined in good faith using methods approved by the Board of Trustees.

--------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

 2. FEDERAL INCOME TAXES: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

 3. REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are held by the Portfolios' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of a default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

 4. FUTURES: Futures contracts (secured by cash or securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

     Futures contracts may be used by each Portfolio in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the underlying securities.

     Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

 5. SWAP AGREEMENTS: Each Portfolio, except the Mid Cap Growth Portfolio, may enter into swap agreements to exchange the return generated by one instrument for the return generated by another instrument. The fol-

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     lowing summarizes interest rate swaps that may be entered into by the
     Portfolios:

     Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

     Realized gains or losses on maturity or termination of interest rate swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net payments to be received, if any, at the date of default.

 6. STRUCTURED INVESTMENTS: Certain Portfolios may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, equity securities or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

 7. DELAYED DELIVERY COMMITMENTS: Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash is maintained in an amount at least equal to these commitments with the custodian. Securities held in segregated accounts cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as asset segregation reaches certain levels, a portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations.

 8. PURCHASED OPTIONS: Certain Portfolios may purchase call and put options on their

--------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     portfolio securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The purchase of a call option might be intended to protect the Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the instrument at the exercise price. A Portfolio may purchase a put option to protect its holdings in the underlying instrument, or a similar instrument, against a substantial decline in the market value of such instrument by giving the Portfolio the right to sell the instrument at the option exercise price. Possible losses from purchased options cannot exceed the total amount invested.

 9. FOREIGN EXCHANGE AND FORWARD CURRENCY CONTRACTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

     A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio (except the Mid Cap Growth and Small Cap Growth Portfolios) may enter into forward foreign currency contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statement of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

     At March 31, 2000, the net assets of certain Portfolios were substantially comprised of foreign-currency denominated securities and foreign currency. The net assets of these Portfolios are presented at the foreign exchange rates and market values at the

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     close of the period. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the components of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

10. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid quarterly except for the Mid Cap Growth, Mid Cap Value and Small Cap Growth Portfolios, which are declared and paid annually. Net realized capital gains are distributed at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, forwards and futures, including post October losses and permanent differences such as gain (loss) on in-kind redemptions (Note I), foreign currency transactions and gains on certain equity securities designated as issued by "passive foreign investment companies".

     Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income
     (loss), undistributed realized net gain (loss) and paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

11. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

     Dividend income and distributions to shareholders are recorded on the ex-dividend

--------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. INVESTMENT ADVISORY FEE. Under the terms of an Investment Advisory Agreement, each Portfolio pays Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser"), wholly owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate to each Portfolio's average daily net assets for the quarter. For the six months ended March 31, 2000, the investment advisory fees of each of the Portfolios were:

                                         Voluntary Expense Limitations
                          Annual      ------------------------------------
                        Investment    Institutional   Investment   Adviser
      Portfolio        Advisory Fee       Class         Class       Class
      ---------        ------------   -------------   ----------   -------
Value                     0.500%            --%            --%        --%
Mid Cap Growth            0.500             --             --         --
Mid Cap Value             0.750             --             --         --
Small Cap Growth          1.000           1.15             --         --
Fixed Income              0.375             --             --         --
High Yield                0.450             --             --         --

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse certain Portfolios so that annual operating expenses will not exceed voluntary expense limitations established for each class of shares as presented in the table above.

C. ADMINISTRATION FEE. MAS serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MAS receives an annual fee, accrued daily and payable monthly, of 0.08% of each Portfolio's average daily net assets. Chase Global Funds Services Company ("CGFSC") serves as Transfer Agent to the Fund and provides fund accounting and other services pursuant to a sub-administration agreement with MAS and receives compensation from MAS for these services.

D. DISTRIBUTOR. MAS Funds Distribution, Inc. ("MASDI" or the "Distributor"), a wholly owned subsidiary of Miller Anderson & Sherrerd LLP, is the distributor for the Fund. MASDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares. The Distributor provides all classes of shares in each Portfolio with distribution services, and receives fees in connection with these services, pursuant to separate Distribution and Shareholder Servicing Plans (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940.

Under the Plans, the Distributor is entitled to distribution fees and shareholder servicing fees for Adviser Class and Investment Class shares, respectively. The distribution fee is an asset-based fee to support distribution efforts and/or servicing of accounts. The Adviser Class of shares pays an annual distribution fee of 0.25% of average net assets of the class for such services under the

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

12b-1 plan adopted by the Fund. The Investment Class of shares pays an annual shareholder servicing fee of 0.15% of average net assets of the class. The shareholder servicing fee is not a distribution fee and is used to support the expenses associated with servicing and maintaining accounts. Both fees are paid directly to MASDI. The distribution fee may be retained by MASDI if an Adviser Class shareholder invests directly through MASDI. Usually the fees are paid by MASDI to external organizations such as 401(k) alliance sponsors, discount brokers and bank trust departments who distribute MAS Funds to the public.

E. CUSTODY. The Chase Manhattan Bank serves as custodian for the Fund in accordance with a custodian agreement.

F. TRUSTEES' FEES. The Fund pays each Trustee, who is not also an officer or affiliated person, an annual fee plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their service as Trustees.

Each eligible Trustee of the Fund who is not an officer or affiliated person, as defined under the Investment Company Act of 1940, as amended, participates in the Trustees' Deferred Compensation Plan. Under the Trustees' Deferred Compensation Plan, such Trustees must defer at least 25% of their fees and may elect to defer payment of up to 100% of their total fees earned as a Trustee of the Fund. These deferred amounts are invested in the Portfolios selected by the Trustee. Total trustees fees incurred, for the six months ended March 31, 2000 by the Portfolios were $74,000.

Expenses incurred by the Fund for the six months ended March 31, 2000, include legal fees paid to Morgan, Lewis & Bockius, LLP. A partner of that firm is an Assistant Secretary of the Fund.

G. PORTFOLIO INVESTMENT ACTIVITY.

1. PURCHASES AND SALES OF SECURITIES: For the six months ended March 31, 2000, purchases and sales of investment securities other than temporary cash investments were:

                                             (000)
                                    -----------------------
Portfolio                           Purchases      Sales
---------                           ----------   ----------
Value                               $  244,607   $  620,979
Mid Cap Growth                       2,508,648    1,804,852
Mid Cap Value                        1,482,889    1,260,887
Small Cap Growth                       562,159      306,516
Fixed Income                         2,142,099    1,930,684
High Yield                             311,526      192,802

2. FEDERAL INCOME TAX COST AND UNREALIZED APPRECIATION (DEPRECIATION): At March 31, 2000, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                              (000)
                       ----------------------------------------------------
Portfolio                 Cost      Appreciation   Depreciation      Net
---------              ----------   ------------   ------------   ---------
Value                  $  948,025     $116,356      $(105,846)    $  10,510
Mid Cap Growth          2,012,273      695,314        (93,428)      601,886
Mid Cap Value           1,112,637      209,455       (103,172)      106,283
Small Cap Growth          395,787      114,305        (29,559)       84,746
Fixed Income            6,383,593       34,080       (181,940)     (147,860)
High Yield              1,093,723       13,279       (101,663)      (88,384)

--------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

3. FORWARD FOREIGN CURRENCY CONTRACTS: Under the terms of the forward foreign currency contracts open at March 31, 2000, each Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated in the following table:

                                                    (000)
                       ---------------------------------------------------------------
                                                                             Net
                       Currency       In                                  Unrealized
                          to       Exchange    Settlement                Appreciation
Portfolio               Deliver       For         Date        Value     (Depreciation)
---------              ---------   ---------   ----------   ---------   --------------
HIGH YIELD
Purchases
                       US$ 1,758   EUR 1,825    4/28/00     US$ 1,750      US$   (8)
                           1,030   EUR 1,070    4/28/00         1,026            (4)
                           2,065   GBP 1,300     5/3/00         2,069             4
                                                                           --------
                                                                           US$   (8)
                                                                           --------

Sales
                       EUR 9,950   US$10,042    4/26/00     US$ 9,541      US$  501
                       EUR 3,295       3,327    4/26/00         3,160           167
                       EUR26,095      25,965    4/28/00        25,025           940
                       EUR 8,870       8,822    4/28/00         8,506           316
                       GBP21,095      34,089     5/3/00        33,562           527
                       EUR 9,635       9,618    5/10/00         9,248           370
                       EUR13,475      12,907    6/30/00        12,980           (73)
                                                                           --------
                                                                           US$2,748
                                                                           --------
                                                                  Net      US$2,740
                                                                           ========

                            EUR   --   Euro
                            GBP   --   British Pound
                            US$   --   U.S. Dollar

4. FUTURES CONTRACTS: At March 31, 2000, the following Portfolios had futures contracts open:

                                                                 Unrealized
                          Number     Aggregate                  Appreciation
                            of       Face Value   Expiration   (Depreciation)
Portfolio                Contracts     (000)         Date          (000)
---------                ---------   ----------   ----------   --------------
Purchases:
 FIXED INCOME
   U.S. Treasury
     2 yr. Note              499     US$ 98,786     Jun-00       US$    325
   U.S. Treasury
     5 yr. Note              738     US$ 72,693     Jun-00              833
 HIGH YIELD
   U.S. Treasury
     10 yr. Note             320     US$ 31,385     Jun-00              793
Sales:
 FIXED INCOME
   90 Day Euro                26     EUR  1,628     Jun-00-              27
                                                    Mar-01
   U.S.Treasury
     10 yr. Note           2,322     US$227,737     Jun-00           (6,103)
   U.S. Treasury
     Long Bond             6,393     US$624,516     Jun-00          (15,933)
 HIGH YIELD
   U.K. Long Gilt            161     GBP 28,972     Jun-00             (281)

                            EUR   --   Euro
                            GBP   --   British Pound
                            US$   --   U.S. Dollar

5. SWAP AGREEMENTS: At March 31, 2000, the following Portfolios had open Interest Rate Swap Agreements:

                                                  Unrealized
Notional                                         Appreciation
 Amount                                         (Depreciation)
 (000)                Description                   (000)
--------              -----------               --------------
FIXED INCOME

$ 51,000  Agreement with Bankers Trust Company     $ (3,868)
          terminating August 25, 2008 to pay 3
          month LIBOR quarterly and to receive
          fixed rate at 6.04% semiannually.

  50,000  Agreement with Bankers Trust Company       (3,600)
          terminating August 27, 2008 to pay 3
          month LIBOR quarterly and to receive
          fixed rate at 6.10% semiannually.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                  Unrealized
Notional                                         Appreciation
 Amount                                         (Depreciation)
 (000)                Description                   (000)
--------              -----------               --------------
$ 11,000  Agreement with Bankers Trust Company     $   (840)
          terminating August 28, 2008 to pay 3
          month LIBOR monthly and to receive
          fixed rate at 6.03% semiannually.

  19,000  Agreement with Bankers Trust Company       (1,921)
          terminating September 17, 2008 to
          pay 3 month LIBOR quarterly and to
          receive fixed rate at 5.64%
          semiannually.

  31,000  Agreement with Bankers Trust Company       (3,233)
          terminating September 21, 2008 to
          pay 3 month LIBOR quarterly and to
          receive fixed rate at 5.59%
          semiannually.

  41,000  Agreement with Deutsche Bank               (1,311)
          terminating November 8, 2009 to pay
          3 month LIBOR quarterly and to
          receive fixed rate at 6.81%
          semiannually.

 134,350  Agreement with Goldman Sachs                 (183)
          terminating March 24, 2010 to pay 3
          month LIBOR quarterly and to receive
          fixed rate at 7.25% semiannually.

  56,450  Agreement with Salomon Brothers                82
          terminating March 24, 2010 to pay 3
          month LIBOR quarterly and to receive
          fixed rate at 7.29% semiannually.

  89,300  Agreement with Salomon Brothers               455
          terminating February 10, 2030 to pay
          3 month LIBOR quarterly and to
          receive fixed rate at 7.26%
          semiannually.

  72,000  Agreement with Goldman Sachs                1,320
          terminating March 2, 2030 to pay 3
          month LIBOR quarterly and to receive
          fixed rate at 7.36% semiannually.

  39,500  Agreement with Goldman Sachs                  602
          terminating March 3, 2030 to pay 3
          month LIBOR quarterly and to receive
          fixed rate at 7.34% semiannually.

  35,100  Agreement with Goldman Sachs                  407
          terminating March 9, 2030 to pay 3
          month LIBOR quarterly and to receive
          fixed rate at 7.31% semiannually.

  40,200  Agreement with Salomon Brothers               383
          terminating March 10, 2030 to pay 3
          month LIBOR quarterly and to receive
          fixed rate at 7.29% semiannually.

                                                  Unrealized
Notional                                         Appreciation
 Amount                                         (Depreciation)
 (000)                Description                   (000)
--------              -----------               --------------

$ 42,000  Agreement with Salomon Brothers          $    312
          terminating March 13, 2030 to pay 3
          month LIBOR quarterly and to receive
          fixed rate at 7.27% semiannually.
                                                   --------
                                                   $(11,395)
                                                   ========

                      LIBOR -- London Interbank Offer Rate

H. CAPITAL LOSS CARRY FORWARD. At March 31, 2000, the following Portfolios had available for Federal income tax purposes unused capital losses, all of which will expire on the indicated dates:

                                         Expiration Date
                                          September 30,
                                              (000)
                                     ------------------------
Portfolio                             2003     2004     2007
---------                            ------   ------   ------
Fixed Income                         $   --   $   --   $2,005
High Yield                               --       --      908

I. IN-KIND TRANSACTIONS. For the six months ended March 31, 2000, there were no realized gains (losses) from in-kind redemptions.

J. SECURITIES LENDING. Certain Portfolios loan securities to certain brokers and receive security lending fees. Security lending fees are included as expense offsets in the Statement of Operations. Fees greater than custodian expenses are included in interest income. During the six months ended March 31, 2000, the following Portfolios had security lending fees totaling:

                                                      Fees
Portfolio                                             (000)
---------                                             -----
Value                                                 $ 22
Fixed Income                                           308

--------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Portfolios that lend securities receive securities issued or guaranteed by the U.S. Government or its agencies, cash or letters of credit as collateral in an amount at least equal to 100% of the current market value of loaned securities. The value of loaned securities and related collateral outstanding at March 31, 2000, were as follows:

                                          Value of      Value
                                           Loaned         of
                                         Securities   Collateral
Portfolio                                  (000)        (000)
---------                                ----------   ----------
Value                                     $ 25,004     $ 25,692
Fixed Income                               533,135      542,315

The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the fund on the next business day.

Custodian fees appearing in the Statement of Operations have been adjusted to include expense offsets for custodian balance credits and security lending fees totaling $178,000 and $105,000 respectively, for the six months ended March 31, 2000.

K. OTHER. At March 31, 2000, the High Yield Portfolio's net assets were substantially comprised of high yield fixed income securities. The financial condition of an issuer of these securities and general economic and industry specific conditions may affect the issuer's ability to make payments of income and principal on these securities.

At March 31, 2000, the Fund had Portfolios with otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners was as follows:

                                     Percentage of Ownership
                               ------------------------------------
                               Institutional   Investment   Adviser
         Portfolios                Class         Class       Class
         ----------            -------------   ----------   -------
Value                              23.2%          83.6%      79.6%
Mid Cap Growth                     40.5             --       67.6
Mid Cap Value                      12.0           51.1       74.5
Small Cap Growth                   41.7             --         --
Fixed Income                         --           34.9       67.5
High Yield                           --           77.7       79.6

--------------------------------------------------------------------------------

MAS FUNDS TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

The following is a list of the Trustees and the principal executive officers of the Fund as well as a brief statement of their present positions and principal occupations:

THOMAS L. BENNETT, CFA*
Chairman of the Board of Trustees; Managing Director, Morgan Stanley & Co. Incorporated; Member of the Morgan Stanley Dean Witter Investment Management Executive Committee; Portfolio Manager and Head of Fixed Income Investment Team, Miller Anderson & Sherrerd, LLP; Trustee, Haverford School.

THOMAS P. GERRITY
Trustee; Professor of Management, Director of the Electronic Commerce Forum, and formerly Dean, Wharton School of Business, University of Pennsylvania; Director, ICG-Commerce, Inc., Investor Force Holdings; Sunoco; Fannie Mae; Reliance Group Holdings; CVS Corporation; Knight-Ridder, Inc.; Internet Capital Group; formerly Director, IKON Office Solutions, Inc., Fiserv, Digital Equipment Corporation and Union Carbide Corporation.

JOSEPH P. HEALY
Trustee; Headmaster, Ethical Culture Fieldston School; Trustee, Springside School; formerly Headmaster, Haverford School; Dean, Hobart College; Associate Dean, William & Mary College.

LORRAINE TRUTEN, CFA
President, MAS Funds; Principal, Morgan Stanley & Co. Incorporated; Head of Mutual Fund Services, Miller Anderson & Sherrerd, LLP; President, MAS Fund Distribution, Inc.

JAMES A. GALLO
Vice President and Treasurer, MAS Funds; Head of Fund Administration, Miller Anderson & Sherrerd, LLP; Vice President, Morgan Stanley & Co. Incorporated; formerly Vice President and Director of Investment Accounting, PFPC, Inc.

JOSEPH J. KEARNS
Trustee; Investment Consultant; Director, Electro Rent Corporation; Trustee, Southern California Edison Nuclear Decommissioning Trust; Director, The Ford Family Foundation; formerly, CFO of The J. Paul Getty Trust.

VINCENT R. MCLEAN
Trustee; Director, Legal and General America, Inc.; Director, Banner Life Insurance Co.; Director, William Penn Life Insurance Company of New York; formerly Executive Vice President, Chief Financial Officer, Director and Member of the Executive Committee of Sperry Corporation (now part of Unisys Corporation).

C. OSCAR MORONG, JR.
Trustee; Managing Director, Morong Capital Management; Director, CitiFunds, CitiSelect Folios and related portfolios; formerly Senior Vice President and Investment Manager for CREF, TIAA-CREF Investment Management, Inc.; Director, The Indonesia Fund and the Landmark Funds; Director, Ministers and Missionaries Benefit Board of American Baptist Churches.

RICHARD J. SHOCH
Secretary, MAS Funds; Fund Administration Manager, Miller Anderson & Sherrerd, LLP; Vice President, Morgan Stanley & Co. Incorporated; formerly Counsel, Vice President and Assistant Secretary, SEI Corporation.

*Trustee Bennett is deemed to be an "interested person" of the Fund as that term is defined in the Investment Company Act of 1940, as amended.

 This report should be preceded or accompanied by a prospectus.

 MAS Fund Distribution, Inc. serves as General Distribution Agent for MAS Funds.

 Date of first use: May, 2000

--------------------------------------------------------------------------------

                                      MAS
                                      ---
                                   MAS FUNDS

                Morgan Stanley Dean Witter Investment Management
                        Miller Anderson & Sherrerd, LLP

                                One Tower Bridge
                        West Conshohocken, PA 19428-2899
         Investment Adviser: (610) 940-5000 - MAS Funds: (800) 354-8185

                               Printed in U.S.A.

                       This Report has been prepared for
                     shareholders and may be distributed to
                  others only if preceded or accompanied by a
                              current prospectus.